Schedule of Investments Dividend Growth Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 98.0%
Aerospace & Defense 0.9%
7,350	RTX Corp.	$1,003,128
Banks 4.3%
11,650	JPMorgan Chase & Co.	3,075,600
8,550	PNC Financial Services Group, Inc.	1,486,075
		4,561,675
Capital Markets 7.7%
1,275	Blackrock, Inc.	1,249,360
7,700	Cboe Global Markets, Inc.	1,764,224
34,400	Charles Schwab Corp.	3,038,896
16,450	Morgan Stanley	2,106,093
		8,158,573
Chemicals 1.1%
16,915	Novonesis (Novozymes) B Class B	1,191,836
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.	288,239
Consumer Finance 1.5%
5,250	American Express Co.	1,543,763
Consumer Staples Distribution & Retail 2.5%
26,275	Walmart, Inc.	2,593,868
Electric Utilities 0.8%
14,350	Alliant Energy Corp.	893,001
Electrical Equipment 8.3%
89,650	Siemens Energy AG*	8,703,310
Electronic Equipment, Instruments & Components 4.5%
53,000	Amphenol Corp. Class A	4,766,290
Entertainment 4.7%
21,550	Electronic Arts, Inc.	3,098,459
16,375	Walt Disney Co.	1,851,030
		4,949,489
Financial Services 0.8%
16,850	Equitable Holdings, Inc.	890,860
Food Products 3.9%
15,075	McCormick & Co., Inc.	1,096,405
1,285	McCormick & Co., Inc.	92,960
20,150	Mondelez International, Inc. Class A	1,359,923
43,522	Tootsie Roll Industries, Inc.	1,551,559
		4,100,847
Number of Shares		Value
Gas Utilities 0.5%
6,665	Southwest Gas Holdings, Inc.	$478,747
Ground Transportation 1.3%
42,425	CSX Corp.	1,340,206
Health Care Equipment & Supplies 1.8%
4,150	Becton Dickinson & Co.	716,249
14,490	Medtronic PLC	1,202,380
		1,918,629
Hotels, Restaurants & Leisure 1.5%
5,200	McDonald's Corp.	1,632,020
Industrial Conglomerates 1.8%
8,200	Honeywell International, Inc.	1,858,694
Industrial REITs 1.7%
30,955	Terreno Realty Corp.	1,746,481
Insurance 2.1%
5,175	Aon PLC Class A	1,925,514
3,150	Unum Group	257,386
		2,182,900
Life Sciences Tools & Services 3.4%
13,535	Agilent Technologies, Inc.	1,514,837
10,910	Danaher Corp.	2,071,809
		3,586,646
Machinery 0.3%
1,289	Nordson Corp.	273,255
Metals & Mining 3.6%
29,125	Freeport-McMoRan, Inc.	1,120,730
30,400	Wheaton Precious Metals Corp.	2,637,200
		3,757,930
Multi-Utilities 0.7%
8,920	Public Service Enterprise Group, Inc.	722,788
Oil, Gas & Consumable Fuels 3.5%
36,500	Devon Energy Corp.	1,104,490
7,975	EOG Resources, Inc.	865,846
5,250	Expand Energy Corp.	609,683
13,894	Shell PLC	458,548
10,075	Shell PLC ADR	667,166
		3,705,733
Pharmaceuticals 4.1%
35,885	AstraZeneca PLC ADR	2,613,504
2,295	Eli Lilly & Co.	1,692,953
		4,306,457
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Professional Services 1.3%
4,300	Automatic Data Processing, Inc.	$1,399,779
Semiconductors & Semiconductor Equipment 10.2%
15,675	Analog Devices, Inc.	3,354,137
18,280	Applied Materials, Inc.	2,865,390
2,560	Broadcom, Inc.	619,699
11,050	QUALCOMM, Inc.	1,604,460
16,355	Universal Display Corp.	2,344,489
		10,788,175
Software 7.0%
2,370	Intuit, Inc.	1,785,724
9,675	Microsoft Corp.	4,453,983
4,325	Salesforce, Inc.	1,147,725
		7,387,432
Specialized REITs 1.2%
44,660	Millrose Properties, Inc. Class A	1,244,674
Specialty Retail 2.5%
21,100	TJX Cos., Inc.	2,677,590
Technology Hardware, Storage & Peripherals 2.7%
14,250	Apple, Inc.	2,862,112
Number of Shares		Value
Textiles, Apparel & Luxury Goods 3.4%
16,565	Cie Financiere Richemont SA Class A	$3,116,756
7,695	NIKE, Inc. Class B	466,240
		3,582,996
Wireless Telecommunication Services 2.1%
9,325	T-Mobile U.S., Inc.	2,258,515
Total Common Stocks (Cost $60,013,292)		103,356,638

Short-Term Investments 1.9%
Investment Companies 1.9%
1,981,980	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(a) (Cost $1,981,980)	1,981,980
Total Investments 99.9% (Cost $61,995,272)		105,338,618
Other Assets Less Liabilities 0.1%		57,061
Net Assets 100.0%		$105,395,679

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$85,094,032	80.7%
Germany	8,703,310	8.3%
Switzerland	3,116,756	2.9%
Brazil	2,637,200	2.5%
United Kingdom	2,613,504	2.5%
Denmark	1,191,836	1.1%
Short-Term Investments and Other Assets—Net	2,039,041	2.0%
	$105,395,679	100.0%
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$—	$1,191,836	$—	$1,191,836
Other Common Stocks#	102,164,802	—	—	102,164,802
Total Common Stocks	102,164,802	1,191,836	—	103,356,638
Short-Term Investments	—	1,981,980	—	1,981,980
Total Investments	$102,164,802	$3,173,816	$—	$105,338,618

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 94.4%
Argentina 0.5%
15,435	Grupo Financiero Galicia SA ADR*	$896,002
Australia 1.1%
34,306	Rio Tinto PLC	2,034,700
Brazil 5.1%
330,788	Banco BTG Pactual SA(a)	2,287,379
115,546	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,371,324
157,934	Embraer SA	1,808,392
826	MercadoLibre, Inc.*	2,117,278
220,183	Petroleo Brasileiro SA - Petrobras	1,189,554
		9,773,927
China 25.1%
397,836	Alibaba Group Holding Ltd.	5,778,975
90,900	Bloks Group Ltd.*	1,777,170
43,500	BYD Co. Ltd. Class H	2,179,133
3,446,000	China Construction Bank Corp. Class H	3,093,933
411,500	China Merchants Bank Co. Ltd. Class H	2,566,266
46,336	Contemporary Amperex Technology Co. Ltd. Class A	1,607,706
51,500	Eastroc Beverage Group Co. Ltd. Class A	2,287,205
94,250	JD.com, Inc. Class A	1,549,378
59,000	Jiangsu Hengrui Pharmaceuticals Co. Ltd.*	436,418
109,000	Meituan Class B*(b)	1,918,353
21,300	NAURA Technology Group Co. Ltd. Class A	1,237,329
17,847	NetEase, Inc. ADR	2,173,051
21,836	PDD Holdings, Inc. ADR*	2,107,393
223,000	Ping An Insurance Group Co. of China Ltd. Class H	1,312,501
212,150	Sieyuan Electric Co. Ltd. Class A	2,120,823
171,300	Tencent Holdings Ltd.	10,883,889
369,400	Xiaomi Corp. Class B*(b)	2,400,292
25,108	Yum China Holdings, Inc.	1,095,964
306,008	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	1,351,815
		47,877,594
Greece 1.4%
826,674	Alpha Services & Holdings SA	2,656,371
Hungary 1.8%
24,227	OTP Bank Nyrt	1,837,422
Number of Shares		Value
Hungary – cont'd
54,673	Richter Gedeon Nyrt	$1,590,671
		3,428,093
India 22.6%
13,267	Apollo Hospitals Enterprise Ltd.	1,067,561
330,483	ASK Automotive Ltd.	1,737,860
86,360	AurionPro Solutions Ltd.	1,342,200
82,330	Bajaj Finserv Ltd.	1,935,224
288,600	Bharat Electronics Ltd.	1,299,079
57,344	Bharti Airtel Ltd.	1,246,189
127,171	CG Power & Industrial Solutions Ltd.	1,014,990
74,532	Cholamandalam Investment & Finance Co. Ltd.	1,391,351
46,103	Data Patterns India Ltd.	1,531,649
7,570	Dixon Technologies India Ltd.(b)	1,298,599
30,518	Doms Industries Ltd.	873,726
42,690	HDFC Bank Ltd.*	968,538
117,641	Home First Finance Co. India Ltd.(b)	1,750,009
139,366	ICICI Bank Ltd.	2,355,094
89,917	JB Chemicals & Pharmaceuticals Ltd.	1,769,445
114,564	Jyoti CNC Automation Ltd.*(b)	1,730,609
82,186	Kfin Technologies Ltd.	1,032,907
48,777	Mahindra & Mahindra Ltd.	1,693,444
74,696	Netweb Technologies India Ltd.	1,744,347
188,952	PDS Ltd.	971,753
8,054	Pine Labs PTE Ltd.*#(c)(d)	2,325,915
163,600	PNB Housing Finance Ltd.*(b)	1,998,186
76,390	Reliance Industries Ltd.	1,265,713
1,575,183	SpiceJet Ltd.*	831,078
33,624	Sun Pharmaceutical Industries Ltd.	658,099
40,048	TVS Motor Co. Ltd.	1,310,364
92,007	Venus Pipes & Tubes Ltd.(b)	1,532,644
11,445	Voltamp Transformers Ltd.	1,104,177
134,905	XPRO India Ltd.	1,836,568
61,560	Yasho Industries Ltd.	1,417,157
		43,034,475
Korea 9.1%
6,698	Cosmax, Inc.	1,019,482
2,001	Hanwha Aerospace Co. Ltd.	1,176,206
4,717	HD Hyundai Electric Co. Ltd.	1,295,748
9,864	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,262,779
34,543	Kia Corp.	2,238,272
110,311	Samsung Electronics Co. Ltd.	4,493,352
33,929	Sanil Electric Co. Ltd.	1,647,636
21,179	SK Hynix, Inc.	3,139,165
		17,272,640
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Luxembourg 0.2%
77,525	Zabka Group SA*	$468,292
Mexico 2.0%
961,967	FIBRA Macquarie Mexico(b)	1,578,645
258,911	Grupo Financiero Banorte SAB de CV Class O	2,296,240
		3,874,885
Peru 1.0%
8,755	Credicorp Ltd.	1,854,396
Philippines 1.0%
683,959	BDO Unibank, Inc.	1,973,607
Poland 0.7%
27,560	Bank Polska Kasa Opieki SA	1,356,997
Saudi Arabia 1.4%
108,902	Al Rajhi Bank	2,641,539
South Africa 2.0%
75,161	Bid Corp. Ltd.	1,990,863
138,338	Standard Bank Group Ltd.	1,794,297
		3,785,160
Taiwan 14.6%
143,000	Acter Group Corp. Ltd.	1,794,218
76,000	Delta Electronics, Inc.	933,917
650,000	Far EasTone Telecommunications Co. Ltd.	1,866,514
303,000	Hon Hai Precision Industry Co. Ltd.	1,543,069
54,000	MediaTek, Inc.	2,217,164
608,839	Taiwan Semiconductor Manufacturing Co. Ltd.	19,418,318
		27,773,200
United Arab Emirates 2.1%
412,194	Abu Dhabi Islamic Bank PJSC	2,152,431
2,064,950	Adnoc Gas PLC	1,844,007
		3,996,438
United States 2.2%
8,907	Broadcom, Inc.	2,156,117
14,804	NVIDIA Corp.	2,000,465
		4,156,582
Vietnam 0.5%
760,500	Vietnam Technological & Commercial Joint Stock Bank*	889,124

Total Common Stocks (Cost $140,495,914)		179,744,022
Number of Shares		Value

Preferred Stocks 4.7%
India 4.7%
217,973	Gupshup, Inc., Series F*#(c)(d)	$3,559,499
5,792	Pine Labs PTE Ltd., Series 1*#(c)(d)	1,672,672
2,439	Pine Labs PTE Ltd., Series A*#(c)(d)	704,408
2,654	Pine Labs PTE Ltd., Series B*#(c)(d)	766,528
2,147	Pine Labs PTE Ltd., Series B2*#(c)(d)	620,204
3,993	Pine Labs PTE Ltd., Series C*#(c)(d)	1,154,057
841	Pine Labs PTE Ltd., Series C1*#(c)(d)	244,823
900	Pine Labs PTE Ltd., Series D*#(c)(d)	263,502

Total Preferred Stocks (Cost $11,995,011)		8,985,693
Participatory Notes 0.6%
India 0.6%
115,499	Hexaware Technologies Ltd. (issuer JP Morgan Structured Products), Expires 2/27/26*(d)(Cost$944,357)	1,157,352
Rights 0.0%‡
Korea 0.0%‡
144	Hanwha Aerospace Co. Ltd.*(d) (Cost $0)	13,255

Short-Term Investments 1.1%
Investment Companies 1.1%
2,023,814	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(e) (Cost $2,023,814)	2,023,814
Total Investments 100.8% (Cost $155,459,096)		191,924,136
Liabilities Less Other Assets (0.8)%		(1,460,256)
Net Assets 100.0%		$190,463,880

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(a)	Security represented in Units.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $14,207,337, which represents 7.5% of net assets of the
Fund.

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of May 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2025 amounted to $12,482,215, which represents 6.6% of net assets of the Fund.

(e)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $11,311,608, which represents 5.9% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2025	Fair Value Percentage of Net Assets as of 5/31/2025
Gupshup, Inc. (Series F Preferred Shares)	7/16/2021	$4,983,996	$3,559,499	1.9%
Pine Labs PTE Ltd.	7/6/2021-2/18/2025	3,006,045	2,325,915	1.2%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	2,163,903	1,672,672	0.9%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	911,215	704,408	0.4%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	991,540	766,528	0.4%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	802,123	620,204	0.3%
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	1,491,793	1,154,057	0.6%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	314,199	244,823	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	336,242	263,502	0.1%
Total		$15,001,056	$11,311,608	5.9%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$30,168,558	15.8%
Banks	29,332,257	15.4%
IT Services	12,468,960	6.6%
Broadline Retail	11,553,024	6.1%
Interactive Media & Services	10,883,889	5.7%
Electrical Equipment	8,791,080	4.6%
Technology Hardware, Storage & Peripherals	8,637,991	4.5%
Automobiles	7,421,213	3.9%
Aerospace & Defense	5,828,581	3.1%
Financial Services	5,683,419	3.0%
Pharmaceuticals	4,454,633	2.3%
Oil, Gas & Consumable Fuels	4,299,274	2.3%
Machinery	3,993,388	2.1%
Metals & Mining	3,567,344	1.9%
Capital Markets	3,320,286	1.8%
Chemicals	3,253,725	1.7%
Wireless Telecommunication Services	3,112,703	1.6%
Automobile Components	3,089,675	1.6%
Hotels, Restaurants & Leisure	3,014,317	1.6%
Electronic Equipment, Instruments & Components	2,476,986	1.3%
Consumer Staples Distribution & Retail	2,459,155	1.3%
Water Utilities	2,371,324	1.3%
Beverages	2,287,205	1.2%
Entertainment	2,173,051	1.1%
Construction & Engineering	1,794,218	0.9%
Leisure Products	1,777,170	0.9%
Industrial REITs	1,578,645	0.8%
Consumer Finance	1,391,351	0.7%
Software	1,342,200	0.7%
Insurance	1,312,501	0.7%
Household Durables	1,298,599	0.7%
Health Care Providers & Services	1,067,561	0.6%
Personal Care Products	1,019,482	0.5%
Textiles, Apparel & Luxury Goods	971,753	0.5%
Commercial Services & Supplies	873,726	0.5%
Passenger Airlines	831,078	0.4%
Short-Term Investments and Other Liabilities—Net	563,558	0.3%
	$190,463,880	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
India	$40,708,560	$—	$2,325,915	$43,034,475
Saudi Arabia	—	2,641,539	—	2,641,539
Taiwan	—	27,773,200	—	27,773,200
Other Common Stocks#	106,294,808	—	—	106,294,808
Total Common Stocks	147,003,368	30,414,739	2,325,915	179,744,022
Participatory Notes#	—	1,157,352	—	1,157,352
Preferred Stocks#	—	—	8,985,693	8,985,693
Rights#	—	13,255	—	13,255
Short-Term Investments	—	2,023,814	—	2,023,814
Total Investments	$147,003,368	$33,609,160	$11,311,608	$191,924,136

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2025
Investments in Securities:
Common Stocks(1)	$1,179	$—	$—	$(333)	$1,480	$—	$—	$—	$2,326	$(333)
Preferred Stocks(1)	10,132	—	(3)	337	—	(1,480)	—	—	8,986	337
Total	$11,311	$—	$(3)	$4	$1,480	$(1,480)	$—	$—	$11,312	$4

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$2,325,915	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	10.6x	10.6x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0%	50.0%	Decrease
Preferred Stocks	8,985,693	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.4x - 10.6x	7.8x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.4	1.4	Decrease
			Expected Volatility	50.0% - 65.0%	55.9%	Decrease
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 99.7%
Aerospace & Defense 4.9%
820,945	BAE Systems PLC	$21,032,486
18,970	Lockheed Martin Corp.	9,150,749
34,140	RTX Corp.	4,659,427
1,824,000	Singapore Technologies Engineering Ltd.	11,059,259
		45,901,921
Banks 7.0%
215,125	Bank of America Corp.	9,493,466
105,940	JPMorgan Chase & Co.(a)	27,968,160
364,591	Wells Fargo & Co.	27,264,115
		64,725,741
Beverages 2.4%
151,960	Coca-Cola Co.	10,956,316
204,180	Molson Coors Beverage Co. Class B	10,942,006
		21,898,322
Capital Markets 4.2%
45,510	CME Group, Inc.	13,152,390
16,796	Goldman Sachs Group, Inc.	10,085,158
120,286	Morgan Stanley	15,400,217
		38,637,765
Construction & Engineering 3.4%
627,000	Ferrovial SE	31,922,817
Construction Materials 3.5%
142,450	CRH PLC	12,985,742
102,230	Heidelberg Materials AG	20,017,490
		33,003,232
Diversified Telecommunication Services 2.0%
6,244,000	Singapore Telecommunications Ltd.	18,445,156
Electric Utilities 1.0%
126,100	NextEra Energy, Inc.	8,907,704
Electrical Equipment 3.2%
28,100	Eaton Corp. PLC	8,997,620
171,515	Emerson Electric Co.	20,475,461
		29,473,081
Energy Equipment & Services 0.9%
333,681	Noble Corp. PLC	8,265,278
Entertainment 1.6%
571,626	Warner Music Group Corp. Class A	15,045,196
Number of Shares		Value
Food Products 1.5%
55,938	Hershey Co.	$8,988,677
622,250	Tate & Lyle PLC	4,636,287
		13,624,964
Gas Utilities 3.9%
519,825	MDU Resources Group, Inc.	8,935,792
157,670	Southwest Gas Holdings, Inc.	11,325,436
448,161	UGI Corp.	16,160,685
		36,421,913
Ground Transportation 1.2%
52,350	Union Pacific Corp.	11,603,901
Health Care Equipment & Supplies 2.8%
191,670	Abbott Laboratories	25,603,279
Health Care REITs 0.9%
136,935	Ventas, Inc.	8,802,182
Hotels, Restaurants & Leisure 3.7%
98,875	Darden Restaurants, Inc.	21,180,014
43,160	McDonald's Corp.	13,545,766
		34,725,780
Household Products 1.8%
98,774	Procter & Gamble Co.	16,780,715
Industrial REITs 0.5%
84,375	Terreno Realty Corp.	4,760,437
Insurance 4.9%
262,325	American International Group, Inc.	22,203,188
49,645	Progressive Corp.	14,145,350
114,350	Unum Group	9,343,538
		45,692,076
IT Services 3.0%
107,488	International Business Machines Corp.	27,845,841
Metals & Mining 4.5%
311,719	Agnico Eagle Mines Ltd.	36,779,725
54,869	Southern Copper Corp.	4,988,164
		41,767,889
Multi-Utilities 5.9%
593,310	CenterPoint Energy, Inc.	22,094,864
239,920	Public Service Enterprise Group, Inc.	19,440,718
167,775	Sempra	13,185,437
		54,721,019
Oil, Gas & Consumable Fuels 7.1%
168,482	ConocoPhillips	14,379,939
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
133,318	Expand Energy Corp.	$15,482,219
204,865	Exxon Mobil Corp.	20,957,690
257,700	Williams Cos., Inc.	15,593,427
		66,413,275
Pharmaceuticals 5.1%
330,900	AstraZeneca PLC ADR	24,099,447
118,700	Merck & Co., Inc.	9,120,908
341,326	Roche Holding AG ADR	13,755,438
		46,975,793
Professional Services 2.6%
151,375	Paychex, Inc.	23,903,626
Residential REITs 1.2%
171,126	Equity LifeStyle Properties, Inc.	10,878,480
Retail REITs 2.6%
968,841	Brixmor Property Group, Inc.	24,618,250
Semiconductors & Semiconductor Equipment 2.6%
46,027	Analog Devices, Inc.	9,848,858
78,605	Texas Instruments, Inc.	14,372,924
		24,221,782
Software 1.3%
26,450	Microsoft Corp.	12,176,522
Specialized REITs 1.6%
39,420	Lamar Advertising Co. Class A	4,751,687
322,321	VICI Properties, Inc.	10,220,799
		14,972,486
Number of Shares		Value
Specialty Retail 2.8%
42,700	Home Depot, Inc.	$15,725,983
188,344	Industria de Diseno Textil SA	10,205,171
		25,931,154
Textiles, Apparel & Luxury Goods 0.9%
16,182	LVMH Moet Hennessy Louis Vuitton SE	8,787,296
Tobacco 1.8%
90,576	Philip Morris International, Inc.	16,357,120
Trading Companies & Distributors 0.7%
14,335	Watsco, Inc.	6,358,576
Transportation Infrastructure 0.7%
23,700	Aena SME SA(b)	6,377,710
Total Common Stocks (Cost $637,006,043)		926,548,279

Short-Term Investments 0.1%
Investment Companies 0.1%
892,894	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(c) (Cost $892,894)	892,894
Total Investments 99.8% (Cost $637,898,937)		927,441,173
Other Assets Less Liabilities 0.2%(d)		2,074,140
Net Assets 100.0%		$929,515,313

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $6,377,710, which represents 0.7% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2025.
(d)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$760,120,088	81.8%
United Kingdom	49,768,220	5.4%
Canada	36,779,725	4.0%
Singapore	29,504,415	3.2%
Germany	20,017,490	2.1%
Spain	16,582,881	1.8%
France	8,787,296	0.9%
Mexico	4,988,164	0.5%
Short-Term Investments and Other Assets—Net	2,967,034	0.3%
	$929,515,313	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	100	$(2,142,100)	$240	6/20/2025	$(10,500)
IT Services
International Business Machines Corp.	50	(1,295,300)	270	6/20/2025	(8,900)
International Business Machines Corp.	50	(1,295,300)	280	6/20/2025	(2,450)
					(11,350)
Total calls					$(21,850)
Puts
Beverages
Molson Coors Beverage Co.	500	(2,679,500)	45	6/20/2025	(2,500)(a)(b)
Capital Markets
Blackstone, Inc.	200	(2,775,200)	95	6/20/2025	(2,000)(a)(b)
Blackstone, Inc.	200	(2,775,200)	100	6/20/2025	(1,800)
					(3,800)
Containers & Packaging
Avery Dennison Corp.	150	(2,665,950)	155	6/20/2025	(3,750)
Avery Dennison Corp.	150	(2,665,950)	160	6/20/2025	(4,875)
Avery Dennison Corp.	150	(2,665,950)	155	7/18/2025	(10,500)
					(19,125)
Entertainment
Warner Music Group Corp.	1,000	(2,632,000)	23	6/20/2025	(27,500)
Food Products
Hershey Co.	150	(2,410,350)	140	6/20/2025	(4,125)
Hershey Co.	150	(2,410,350)	145	6/20/2025	(6,375)
					(10,500)
Health Care REITs
Ventas, Inc.	300	(1,928,400)	55	6/20/2025	(8,250)(a)(b)
Total puts					$(71,675)
Total options written (premium received $153,682)					$(93,525)

(a)	Value determined using significant unobservable inputs.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
(b)	Security fair valued as of May 31, 2025 in accordance with procedures approved by the valuation designee.
At May 31, 2025, the Fund had securities pledged in the amount of $14,044,800 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$926,548,279	$—	$—	$926,548,279
Short-Term Investments	—	892,894	—	892,894
Total Investments	$926,548,279	$892,894	$—	$927,441,173

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(80,775)	$—	$(12,750)	$(93,525)
Total	$(80,775)	$—	$(12,750)	$(93,525)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2025
Other Financial Instruments
Written Option Contracts(1)	$(23)	$—	$39	$—	$—	$(29)	$—	$—	$(13)	$17
Total	$(23)	$—	$39	$—	$—	$(29)	$—	$—	$(13)	$17
(1) At May 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 92.8%
Aerospace & Defense 3.3%
130,091	Airbus SE	$23,941,135
Banks 8.7%
2,774,191	Barclays PLC	12,241,310
140,303	Commerzbank AG	4,267,836
768,548	Mitsubishi UFJ Financial Group, Inc.	10,818,263
241,349	Mizuho Financial Group, Inc.	6,712,385
380,969	Sumitomo Mitsui Financial Group, Inc.	9,795,930
314,159	UniCredit SpA	20,175,623
		64,011,347
Beverages 0.9%
91,511	Coca-Cola Co.	6,597,943
Broadline Retail 7.9%
207,297	Amazon.com, Inc.*	42,497,958
6,123	MercadoLibre, Inc.*	15,695,025
		58,192,983
Capital Markets 1.6%
31,181	LPL Financial Holdings, Inc.	12,072,036
Chemicals 1.1%
38,933	Air Liquide SA	8,063,262
Communications Equipment 1.8%
148,887	Arista Networks, Inc.*	12,899,570
Construction Materials 2.5%
199,466	CRH PLC	18,183,321
Diversified Telecommunication Services 4.1%
791,568	Deutsche Telekom AG	29,911,597
Electronic Equipment, Instruments & Components 0.9%
92,039	Coherent Corp.*	6,960,910
Entertainment 1.6%
52,312	ROBLOX Corp. Class A*	4,550,098
31,355	Take-Two Interactive Software, Inc.*	7,095,009
		11,645,107
Financial Services 4.3%
11,625	Adyen NV*(a)	22,302,057
26,219	Visa, Inc. Class A	9,574,917
		31,876,974
Food Products 1.3%
114,349	Danone SA	9,768,980
Number of Shares		Value
Ground Transportation 2.6%
222,662	Uber Technologies, Inc.*	$18,739,234
Health Care Equipment & Supplies 2.7%
187,728	Boston Scientific Corp.*	19,760,249
Health Care Providers & Services 2.6%
25,979	Cigna Group	8,225,991
14,930	McKesson Corp.	10,742,284
		18,968,275
Hotels, Restaurants & Leisure 3.9%
317,211	Carnival Corp.*	7,365,639
17,881	DoorDash, Inc. Class A*	3,730,871
309,820	DraftKings, Inc. Class A*	11,116,342
21,120	McDonald's Corp.	6,628,512
		28,841,364
Insurance 1.6%
145,196	Unum Group	11,863,965
Interactive Media & Services 6.6%
50,273	Alphabet, Inc. Class C	8,689,688
53,454	Meta Platforms, Inc. Class A	34,610,930
159,464	Pinterest, Inc. Class A*	4,960,925
		48,261,543
Oil, Gas & Consumable Fuels 2.3%
48,862	Chevron Corp.	6,679,435
150,337	Shell PLC ADR	9,955,316
		16,634,751
Professional Services 0.5%
7,874	CACI International, Inc. Class A*	3,370,072
Semiconductors & Semiconductor Equipment 11.7%
168,923	Advanced Micro Devices, Inc.*	18,704,844
123,457	Credo Technology Group Holding Ltd.*	7,525,939
121,396	Lam Research Corp.	9,807,583
221,882	NVIDIA Corp.	29,982,914
102,288	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,774,316
		85,795,596
Software 13.3%
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	1,026,636
5,343	Constellation Software, Inc.	19,372,234
6,133	HubSpot, Inc.*	3,617,857
67,930	Microsoft Corp.	31,272,255
104,300	Oracle Corp.	17,264,779
54,044	Salesforce, Inc.	14,341,656
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
10,614	ServiceNow, Inc.*	$10,731,709
		97,627,126
Textiles, Apparel & Luxury Goods 1.2%
16,172	LVMH Moet Hennessy Louis Vuitton SE	8,781,865
Tobacco 3.8%
155,498	Philip Morris International, Inc.	28,081,384

Total Common Stocks (Cost $487,155,297)		680,850,589
Preferred Stocks 0.4%
IT Services 0.1%
106,691	Druva, Inc., Series 5*#(b)(c)	950,617
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(b)(c)	999,995
Specialty Retail 0.2%
1,000	Fabletics LLC, Series G*#(b)(c)	1,150,200

Total Preferred Stocks (Cost $2,999,995)		3,100,812
Number of Shares		Value

Warrants 0.0%‡
Software 0.0%‡
10,268	Constellation Software, Inc. Expires 3/31/2040*(b)(c) (Cost $0)	$1

Short-Term Investments 4.1%
Investment Companies 4.1%
30,218,959	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(d) (Cost $30,218,959)	30,218,959
Total Investments 97.3% (Cost $520,374,251)		714,170,361
Other Assets Less Liabilities 2.7%		19,602,796
Net Assets 100.0%		$733,773,157

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $22,302,057, which represents 3.0% of net assets of the
Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of May 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2025 amounted to $4,127,449, which represents 0.6% of net assets of the Fund.

(d)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $4,127,448, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2025	Fair Value Percentage of Net Assets as of 5/31/2025
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$1,026,636	0.2%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	950,617	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,150,200	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$4,127,448	0.6%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$462,329,583	63.0%
France	50,555,242	6.9%
Germany	34,179,433	4.7%
Japan	27,326,578	3.7%
Netherlands	22,302,057	3.0%
Italy	20,175,623	2.8%
Taiwan	19,774,316	2.7%
Canada	19,372,235	2.6%
Brazil	15,695,025	2.1%
United Kingdom	12,241,310	1.7%
Short-Term Investments and Other Assets—Net	49,821,755	6.8%
	$733,773,157	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Software	$96,600,490	$—	$1,026,636	$97,627,126
Other Common Stocks#	583,223,463	—	—	583,223,463
Total Common Stocks	679,823,953	—	1,026,636	680,850,589
Preferred Stocks#	—	—	3,100,812	3,100,812
Warrants#	—	—	1	1
Short-Term Investments	—	30,218,959	—	30,218,959
Total Investments	$679,823,953	$30,218,959	$4,127,449	$714,170,361

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2025
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$(51)	$—	$—	$—	$—	$1,026	$(51)
Preferred Stocks(1)	3,224	—	—	(123)	—	—	—	—	3,101	(123)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,301	$—	$—	$(174)	$—	$—	$—	$—	$4,127	$(174)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,026,636	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	12.5x	12.5x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.3	1.3	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
			Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	3,100,812	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	5.6x - 7.1x	6.4x	Increase
			Discount Rate	3.9%	3.9%	Decrease
			Term (Years)	2.2 - 3.2	2.7	Decrease
			Expected Volatility	60.0% - 65.0%	62.6%	Decrease
			Transaction Price	$1,150.00	$1,150.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At May 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 99.3%
Banks 8.4%
2,192,132	Community Financial System, Inc.	$123,285,504
701,141	Cullen/Frost Bankers, Inc.	89,030,884
1,917,361	First Financial Bankshares, Inc.	67,606,149
1,909,804	Glacier Bancorp, Inc.	79,199,572
840,454	Lakeland Financial Corp.	50,317,981
1,830,274	Prosperity Bancshares, Inc.	127,478,584
1,011,348	Stock Yards Bancorp, Inc.	74,394,759
644,759	UMB Financial Corp.	66,487,548
2,914,200	United Community Banks, Inc.	83,754,108
		761,555,089
Building Products 4.1%
620,971	Armstrong World Industries, Inc.	96,641,717
274,598	CSW Industrials, Inc.	83,969,322
5,173,489	Hayward Holdings, Inc.*	72,170,171
430,671	Simpson Manufacturing Co., Inc.	67,055,475
962,993	Trex Co., Inc.*	53,802,419
		373,639,104
Capital Markets 1.6%
428,026	Hamilton Lane, Inc. Class A	63,775,874
442,168	Houlihan Lokey, Inc.	77,237,906
		141,013,780
Chemicals 0.9%
3,658,897	Element Solutions, Inc.	78,227,218
Commercial Services & Supplies 4.7%
1,191,428	Brady Corp. Class A	83,125,931
437,295	Casella Waste Systems, Inc. Class A*	51,255,347
1,639,543	Rollins, Inc.	93,863,837
4,022,566	Tetra Tech, Inc.	140,548,456
482,191	VSE Corp.	62,728,227
		431,521,798
Construction & Engineering 3.7%
1,394,413	Arcosa, Inc.	120,296,009
561,532	Valmont Industries, Inc.	178,589,637
1,243,167	WillScot Holdings Corp.	33,503,351
		332,388,997
Construction Materials 1.2%
547,066	Eagle Materials, Inc.	110,622,216
Containers & Packaging 1.3%
720,102	AptarGroup, Inc.	114,064,157
Number of Shares		Value
Distributors 0.8%
249,826	Pool Corp.	$75,095,197
Diversified Consumer Services 1.0%
724,987	Bright Horizons Family Solutions, Inc.*	93,668,320
Electric Utilities 1.0%
776,770	IDACORP, Inc.	92,396,791
Electronic Equipment, Instruments & Components 3.8%
656,385	Advanced Energy Industries, Inc.	75,339,870
240,402	Badger Meter, Inc.	59,672,584
2,704,204	Knowles Corp.*	44,375,988
629,042	Littelfuse, Inc.	128,991,353
332,131	Novanta, Inc.*	41,124,460
		349,504,255
Energy Equipment & Services 2.0%
845,958	Cactus, Inc. Class A	34,684,278
2,395,965	Oceaneering International, Inc.*	45,691,053
287,125	TerraVest Industries, Inc.	35,410,723
1,764,322	Tidewater, Inc.*	70,061,227
		185,847,281
Financial Services 1.6%
400,648	Jack Henry & Associates, Inc.	72,585,398
745,440	Shift4 Payments, Inc. Class A*	70,660,258
		143,245,656
Gas Utilities 0.8%
616,520	Chesapeake Utilities Corp.	75,332,579
Ground Transportation 0.3%
115,424	Saia, Inc.*	30,519,260
Health Care Equipment & Supplies 2.2%
2,159,521	Haemonetics Corp.*	146,221,167
220,184	UFP Technologies, Inc.*	51,567,093
		197,788,260
Health Care Providers & Services 2.2%
296,481	Chemed Corp.	170,429,138
296,616	CorVel Corp.*	33,004,462
		203,433,600
Hotels, Restaurants & Leisure 1.9%
886,663	Texas Roadhouse, Inc.	173,085,484
Household Durables 0.6%
335,088	Installed Building Products, Inc.	53,439,834
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Products 0.8%
368,157	Church & Dwight Co., Inc.	$36,193,515
161,673	WD-40 Co.	39,388,393
		75,581,908
Insurance 3.8%
1,160,903	AMERISAFE, Inc.(a)	55,108,065
3,555,357	Hagerty, Inc. Class A*	34,558,070
1,566,474	RLI Corp.	120,414,856
1,051,479	Stewart Information Services Corp.	63,446,243
39,085	White Mountains Insurance Group Ltd.	69,758,908
		343,286,142
Life Sciences Tools & Services 1.9%
1,556,234	Bio-Techne Corp.	75,321,726
2,449,779	Stevanato Group SpA	54,409,592
222,237	West Pharmaceutical Services, Inc.	46,858,671
		176,589,989
Machinery 16.5%
448,256	Crane Co.	76,831,078
1,967,386	Enerpac Tool Group Corp.	84,361,512
341,008	Enpro, Inc.	63,134,221
1,114,656	Esab Corp.	137,091,542
668,972	ESCO Technologies, Inc.	121,244,485
975,036	Federal Signal Corp.	91,721,637
5,133,096	Gates Industrial Corp. PLC*	108,564,980
1,032,700	Graco, Inc.	87,428,382
310,571	Kadant, Inc.	97,491,343
660,534	Lindsay Corp.(a)	92,078,440
552,091	Miller Industries, Inc.	25,026,285
35,094	Nordson Corp.	7,439,577
475,537	RBC Bearings, Inc.*	173,984,722
621,147	REV Group, Inc.	23,286,801
846,647	SPX Technologies, Inc.*	128,766,542
586,909	Standex International Corp.	88,588,044
1,307,182	Toro Co.	99,058,252
		1,506,097,843
Marine Transportation 1.7%
1,429,965	Kirby Corp.*	158,211,328
Media 2.1%
1,399,651	John Wiley & Sons, Inc. Class A	54,754,347
810,121	Nexstar Media Group, Inc. Class A	138,060,821
		192,815,168
Oil, Gas & Consumable Fuels 3.1%
4,168,952	CNX Resources Corp.*	134,573,771
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
4,097,133	Sitio Royalties Corp. Class A(a)	$69,938,060
22,082	Texas Pacific Land Corp.	24,600,010
1,369,843	Viper Energy, Inc.	54,369,069
		283,480,910
Professional Services 1.7%
408,293	CRA International, Inc.(a)	77,596,085
1,048,553	Exponent, Inc.	80,046,536
		157,642,621
Real Estate Management & Development 2.8%
680,961	Colliers International Group, Inc.	82,042,181
956,481	FirstService Corp.	167,761,985
		249,804,166
Semiconductors & Semiconductor Equipment 3.5%
2,521,262	Lattice Semiconductor Corp.*	113,305,514
1,099,216	MKS, Inc.	90,344,563
2,373,730	Power Integrations, Inc.	118,045,593
		321,695,670
Software 10.1%
714,300	BlackLine, Inc.*	39,950,799
4,219,012	CCC Intelligent Solutions Holdings, Inc.*	37,042,925
851,507	Commvault Systems, Inc.*	155,953,507
3,469,911	Computer Modelling Group Ltd.	17,023,383
69,484	Fair Isaac Corp.*	119,948,839
720,747	Manhattan Associates, Inc.*	136,062,619
695,534	Qualys, Inc.*	96,366,236
822,750	SPS Commerce, Inc.*	115,810,290
214,846	Tyler Technologies, Inc.*	123,963,994
2,078,556	Vertex, Inc. Class A*	82,248,461
		924,371,053
Specialty Retail 3.9%
306,290	Asbury Automotive Group, Inc.*	69,806,554
773,778	Floor & Decor Holdings, Inc. Class A*	55,472,145
106,145	Murphy USA, Inc.	45,301,625
1,622,486	Tractor Supply Co.	78,528,322
589,114	Valvoline, Inc.*	20,377,453
208,752	Winmark Corp.(a)	88,682,025
		358,168,124
Trading Companies & Distributors 2.4%
445,358	SiteOne Landscape Supply, Inc.*	52,022,268
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Trading Companies & Distributors – cont'd
535,444	Transcat, Inc.*(a)	$46,787,097
260,516	Watsco, Inc.	115,557,082
		214,366,447
Water Utilities 0.9%
1,070,130	American States Water Co.	84,401,154
Total Common Stocks (Cost $5,796,195,806)		9,062,901,399

Short-Term Investments 0.8%
Investment Companies 0.8%
6,391,047	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(b)	6,391,047
Number of Shares		Value
Investment Companies – cont'd
65,427,945	State Street Institutional Treasury Plus Money Market Fund Premier Class, 4.25%(b)	$65,427,945
Total Short-Term Investments (Cost $71,818,992)		71,818,992
Total Investments 100.1% (Cost $5,868,014,798)		9,134,720,391
Liabilities Less Other Assets (0.1)%		(5,038,501)
Net Assets 100.0%		$9,129,681,890

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,062,901,399	$—	$—	$9,062,901,399
Short-Term Investments	—	71,818,992	—	71,818,992
Total Investments	$9,062,901,399	$71,818,992	$—	$9,134,720,391

#	The Schedule of Investments provides information on the industry or sector categorization.

§   Investments in Affiliates(a):
	Value at August 31, 2024	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2025	Value at May 31, 2025
Genesis
AMERISAFE, Inc.	$59,663,349	$370,063	$1,832,981	$(2,789,551)	$(302,815)	$4,914,166	1,160,903	$55,108,065
CRA International, Inc.	69,891,613	448,118	1,581,284	8,222,138	615,500	582,862	408,293	77,596,085
Lindsay Corp.	63,662,088	21,669,017	2,587,813	8,946,859	388,289	668,157	660,534	92,078,440
Sitio Royalties Corp.	89,788,015	3,610,386	2,082,129	(20,500,135)	(878,077)	4,329,482	4,097,133	69,938,060
Transcat, Inc.	62,405,450	3,683,946	1,012,501	(18,578,887)	289,089	—*	535,444	46,787,097
Winmark Corp.	76,168,456	523,848	1,374,285	13,244,509	119,497	2,167,460	208,752	88,682,025
Total for affiliates held as of 5/31/25(b)	$421,578,971	$30,305,378	$10,470,993	$(11,455,067)	$231,483	$12,662,127		$430,189,772
Standex International Corp.	105,148,566	2,795,748	2,684,323	(17,067,589)	395,642	569,451	586,909	88,588,044
Stevanato Group SpA	54,954,902	330,960	1,620,193	1,070,914	(326,991)	—	2,449,779	54,409,592
Total for securities no longer affiliated as of 5/31/25(c)	$160,103,468	$3,126,708	$4,304,516	$(15,996,675)	$68,651	$569,451		$142,997,636

*	Non-income producing security.
(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2025, these securities amounted to 4.71% of net assets of the Fund.
(c)	At May 31, 2025, the issuers of these securities were no longer affiliated with the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 95.5%
Australia 0.7%
2,090,006	Steadfast Group Ltd.	$7,759,973
Austria 2.8%
122,862	BAWAG Group AG*(a)	15,275,652
213,682	Erste Group Bank AG	17,189,999
		32,465,651
Belgium 2.3%
244,882	Anheuser-Busch InBev SA	17,250,302
594,266	Azelis Group NV(b)	9,831,245
		27,081,547
Canada 2.0%
105,123	Kinaxis, Inc.*	14,970,079
375,630	Triple Flag Precious Metals Corp.	8,230,053
		23,200,132
Denmark 2.8%
59,069	DSV AS	13,909,834
266,626	Novo Nordisk AS Class B	18,943,192
		32,853,026
France 9.5%
237,920	Accor SA	12,629,339
421,578	Bureau Veritas SA	14,398,718
63,914	Capgemini SE	10,613,532
81,773	Cie de Saint-Gobain SA	9,177,211
287,958	Edenred SE	8,991,453
327,033	Exosens SAS	16,097,141
18,534	L'Oreal SA	7,836,947
25,353	LVMH Moet Hennessy Louis Vuitton SE	13,767,415
50,093	Nexans SA	5,761,752
38,894	Safran SA	11,543,998
		110,817,506
Germany 10.6%
196,783	Bayer AG	5,526,721
32,506	Deutsche Boerse AG	10,463,685
108,137	KION Group AG	5,021,873
75,274	Merck KGaA	9,871,770
308,462	RWE AG	11,603,558
40,274	SAP SE ADR	12,197,384
97,052	Siemens AG	23,339,874
186,429	Siemens Energy AG*	18,098,711
248,132	Siemens Healthineers AG(a)	13,123,519
121,326	Symrise AG	14,471,648
		123,718,743
Number of Shares		Value
Ireland 1.6%
659,107	Bank of Ireland Group PLC	$9,040,468
89,787	Kerry Group PLC Class A	9,807,461
		18,847,929
Italy 4.7%
304,367	Amplifon SpA(b)	6,991,357
539,749	Intercos SpA(b)	8,751,613
213,898	Leonardo SpA	13,168,439
85,541	Prysmian SpA	5,497,419
321,031	UniCredit SpA	20,616,951
		55,025,779
Japan 12.3%
1,136,300	Azbil Corp.	10,036,744
414,600	Daiei Kankyo Co. Ltd.	8,744,647
349,100	Daifuku Co. Ltd.	9,384,057
679,500	Fujitsu Ltd.	15,668,237
447,900	Hitachi Ltd.	12,593,929
332,900	Kokusai Electric Corp.(b)	6,945,104
673,100	Mitsubishi UFJ Financial Group, Inc.	9,474,715
154,100	Oracle Corp. Japan(b)	18,093,190
574,700	Renesas Electronics Corp.	7,121,096
1,649,200	Resona Holdings, Inc.	14,664,522
326,300	Simplex Holdings, Inc.	8,503,596
24,075	SMC Corp.	9,059,809
85,000	Tokyo Electron Ltd.	13,586,296
		143,875,942
Korea 0.8%
136,405	Kia Corp.	8,838,593
Luxembourg 1.6%
276,740	ArcelorMittal SA	8,396,078
153,265	Eurofins Scientific SE(b)	10,222,214
		18,618,292
Netherlands 6.6%
4,853	Adyen NV*(a)	9,310,269
18,225	ASM International NV	9,924,640
11,798	ASML Holding NV	8,759,671
180,841	Heineken NV	16,102,444
868,567	ING Groep NV	18,422,487
471,730	Universal Music Group NV(b)	15,083,225
		77,602,736
Spain 0.7%
348,724	Fluidra SA	8,552,708
Sweden 1.6%
500,538	Epiroc AB Class A	11,199,120
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Sweden – cont'd
346,751	Sandvik AB	$7,573,802
		18,772,922
Switzerland 6.2%
74,750	DSM-Firmenich AG	8,319,437
90,125	Galderma Group AG	11,794,001
18,636	Lonza Group AG	12,888,956
7,745	Partners Group Holding AG	10,370,583
184,013	Sandoz Group AG	9,330,331
27,746	Sonova Holding AG	8,684,532
16,876	Tecan Group AG(b)	3,356,745
111,164	Temenos AG(b)	8,246,127
		72,990,712
United Kingdom 23.1%
183,832	Ashtead Group PLC	10,737,185
143,128	AstraZeneca PLC	20,672,814
571,110	BAE Systems PLC	14,631,751
2,834,889	Barclays PLC	12,509,144
644,965	Beazley PLC	8,198,951
3,054,093	Chemring Group PLC	19,875,113
180,751	Coca-Cola Europacific Partners PLC	16,591,134
347,237	Compass Group PLC	12,187,481
4,482,560	ConvaTec Group PLC(a)	17,502,686
310,934	Experian PLC	15,471,333
2,923,230	GlobalData PLC	7,050,116
706,452	Hiscox Ltd.	12,002,673
325,301	Intermediate Capital Group PLC	8,792,180
123,924	London Stock Exchange Group PLC	18,825,746
2,664,849	NatWest Group PLC	18,835,672
315,833	RELX PLC	16,995,963
Number of Shares		Value
United Kingdom – cont'd
737,154	St. James's Place PLC	$11,069,258
317,084	Unilever PLC	20,161,852
547,290	Wise PLC Class A*	8,103,925
		270,214,977
United States 5.6%
144,231	Alcon AG	12,395,212
20,758	Aon PLC Class A	7,723,637
3,570,296	Haleon PLC	19,910,395
50,612	ICON PLC*	6,593,731
245,555	Schlumberger NV	8,115,593
321,027	Shell PLC	10,594,957
		65,333,525
Total Common Stocks (Cost $931,509,804)		1,116,570,693

Short-Term Investments 3.6%
Investment Companies 3.6%
41,976,561	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(c)	41,976,561
526,677	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(c)(d)	526,677
Total Short-Term Investments (Cost $42,503,238)		42,503,238
Total Investments 99.1% (Cost $974,013,042)		1,159,073,931
Other Assets Less Liabilities 0.9%		10,271,863
Net Assets 100.0%		$1,169,345,794

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $55,212,126, which represents 4.7% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at May 31, 2025. Total value of all such securities at May 31,
2025 amounted to $36,941,305, collateralized by cash collateral of $526,677 and non-cash (U.S. Treasury
Securities) collateral of $38,597,999 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2025.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$136,029,610	11.6%
Pharmaceuticals	96,049,224	8.2%
Aerospace & Defense	75,316,442	6.4%
Capital Markets	59,521,452	5.1%
Professional Services	53,916,130	4.6%
Software	53,506,780	4.6%
Health Care Equipment & Supplies	51,705,949	4.4%
Machinery	50,791,369	4.3%
Beverages	49,943,880	4.3%
Semiconductors & Semiconductor Equipment	46,336,807	4.0%
Personal Care Products	36,750,412	3.1%
Industrial Conglomerates	35,933,803	3.1%
Insurance	35,685,234	3.1%
IT Services	34,785,365	3.0%
Life Sciences Tools & Services	33,061,646	2.8%
Electrical Equipment	29,357,882	2.5%
Financial Services	26,405,647	2.3%
Hotels, Restaurants & Leisure	24,816,820	2.1%
Chemicals	22,791,085	1.9%
Trading Companies & Distributors	20,568,430	1.8%
Metals & Mining	16,626,131	1.4%
Entertainment	15,083,225	1.3%
Air Freight & Logistics	13,909,834	1.2%
Textiles, Apparel & Luxury Goods	13,767,415	1.2%
Independent Power and Renewable Electricity Producers	11,603,558	1.0%
Oil, Gas & Consumable Fuels	10,594,957	0.9%
Electronic Equipment, Instruments & Components	10,036,744	0.9%
Food Products	9,807,461	0.8%
Building Products	9,177,211	0.8%
Automobiles	8,838,593	0.8%
Commercial Services & Supplies	8,744,647	0.7%
Energy Equipment & Services	8,115,593	0.7%
Health Care Providers & Services	6,991,357	0.6%
Short-Term Investments and Other Assets—Net	52,775,101	4.5%
	$1,169,345,794	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Denmark	$—	$32,853,026	$—	$32,853,026
Other Common Stocks#	1,083,717,667	—	—	1,083,717,667
Total Common Stocks	1,083,717,667	32,853,026	—	1,116,570,693
Short-Term Investments	—	42,503,238	—	42,503,238
Total Investments	$1,083,717,667	$75,356,264	$—	$1,159,073,931

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 98.2%
Austria 2.9%
24,381	BAWAG Group AG*(a)	$3,031,333
41,677	Erste Group Bank AG	3,352,775
		6,384,108
Belgium 1.5%
48,596	Anheuser-Busch InBev SA	3,423,264
Canada 1.4%
22,249	Kinaxis, Inc.*	3,168,377
Denmark 2.9%
11,707	DSV AS	2,756,817
51,725	Novo Nordisk AS Class B	3,674,948
		6,431,765
France 10.0%
46,405	Accor SA	2,463,284
81,552	AXA SA	3,843,752
90,352	Bureau Veritas SA	3,085,913
15,475	Capgemini SE	2,569,772
16,206	Cie de Saint-Gobain SA	1,818,765
7,058	L'Oreal SA	2,984,416
5,911	LVMH Moet Hennessy Louis Vuitton SE	3,209,845
7,645	Safran SA	2,269,087
		22,244,834
Germany 11.9%
39,051	Bayer AG	1,096,761
6,450	Deutsche Boerse AG	2,076,256
21,085	KION Group AG	979,186
14,577	Merck KGaA	1,911,693
60,730	RWE AG	2,284,509
11,697	SAP SE ADR	3,542,553
21,247	Siemens AG	5,109,656
36,764	Siemens Energy AG*	3,569,085
49,240	Siemens Healthineers AG(a)	2,604,267
28,211	Symrise AG	3,364,981
		26,538,947
Ireland 2.2%
129,930	Bank of Ireland Group PLC	1,782,151
27,593	Kerry Group PLC Class A	3,013,991
		4,796,142
Italy 5.3%
74,577	Amplifon SpA(b)	1,713,045
54,837	Leonardo SpA	3,375,991
40,698	Prysmian SpA	2,615,517
61,589	UniCredit SpA	3,955,311
		11,659,864
Number of Shares		Value
Japan 12.4%
38,000	Bridgestone Corp.	$1,641,266
133,400	Fujitsu Ltd.	3,076,001
109,900	Hitachi Ltd.	3,090,138
2,600	Keyence Corp.	1,097,495
64,700	Kokusai Electric Corp.(b)	1,349,800
133,600	Mitsubishi UFJ Financial Group, Inc.	1,880,585
32,000	Oracle Corp. Japan(b)	3,757,184
134,000	Renesas Electronics Corp.	1,660,391
327,300	Resona Holdings, Inc.	2,910,319
5,500	SMC Corp.	2,069,738
92,200	Sony Group Corp.	2,441,238
16,500	Tokyo Electron Ltd.	2,637,340
		27,611,495
Korea 0.9%
29,525	Kia Corp.	1,913,122
Luxembourg 2.1%
54,483	ArcelorMittal SA	1,652,972
59,026	CVC Capital Partners PLC(a)	1,097,135
29,842	Eurofins Scientific SE(b)	1,990,352
		4,740,459
Netherlands 8.4%
1,233	Adyen NV*(a)	2,365,457
3,571	ASM International NV	1,944,631
2,322	ASML Holding NV	1,724,017
35,887	Heineken NV	3,195,450
16,060	IMCD NV(b)	2,179,122
170,853	ING Groep NV	3,623,828
109,838	Universal Music Group NV(b)	3,511,990
		18,544,495
Sweden 1.6%
96,958	Epiroc AB Class A(b)	2,169,354
67,168	Sandvik AB	1,467,097
		3,636,451
Switzerland 6.0%
19,308	DSM-Firmenich AG	2,148,919
21,745	Galderma Group AG	2,845,609
4,140	Lonza Group AG	2,863,290
1,525	Partners Group Holding AG	2,041,981
36,195	Sandoz Group AG	1,835,258
5,363	Sonova Holding AG	1,678,626
		13,413,683
United Kingdom 21.6%
36,009	Ashtead Group PLC	2,103,199
31,970	AstraZeneca PLC	4,617,614
223,496	BAE Systems PLC	5,725,934
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
669,721	Barclays PLC	$2,955,190
35,869	Coca-Cola Europacific Partners PLC	3,292,415
78,849	Compass Group PLC	2,767,478
883,652	ConvaTec Group PLC(a)	3,450,324
70,321	Experian PLC	3,499,005
64,015	Intermediate Capital Group PLC	1,730,186
26,255	London Stock Exchange Group PLC	3,988,493
519,610	NatWest Group PLC	3,672,705
76,474	RELX PLC	4,115,306
62,411	Unilever PLC	3,968,416
135,373	Wise PLC Class A*	2,004,518
		47,890,783
United States 7.1%
27,954	Alcon AG(b)	2,402,367
7,459	Aon PLC Class A	2,775,345
708,502	Haleon PLC	3,951,088
9,807	ICON PLC*	1,277,656
8,991	Royal Gold, Inc.	1,601,477
52,574	Schlumberger NV	1,737,571
Number of Shares		Value
United States – cont'd
62,184	Shell PLC	$2,052,278
		15,797,782
Total Common Stocks (Cost $184,153,666)		218,195,571

Short-Term Investments 1.0%
Investment Companies 1.0%
2,177,847	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(c)	2,177,847
107,246	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(c)(d)	107,246
Total Short-Term Investments (Cost $2,285,093)		2,285,093
Total Investments 99.2% (Cost $186,438,759)		220,480,664
Other Assets Less Liabilities 0.8%		1,724,837
Net Assets 100.0%		$222,205,501

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $12,548,516, which represents 5.6% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at May 31, 2025. Total value of all such securities at May 31,
2025 amounted to $15,300,130, collateralized by cash collateral of $107,246 and non-cash (U.S. Treasury
Securities) collateral of $16,020,977 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2025.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$27,164,197	12.2%
Pharmaceuticals	19,932,971	9.0%
Aerospace & Defense	11,371,012	5.1%
Capital Markets	10,934,051	4.9%
Professional Services	10,700,224	4.8%
Software	10,468,114	4.7%
Health Care Equipment & Supplies	10,135,584	4.6%
Beverages	9,911,129	4.5%
Semiconductors & Semiconductor Equipment	9,316,179	4.2%
Industrial Conglomerates	8,199,794	3.7%
Personal Care Products	6,952,832	3.1%
Machinery	6,685,375	3.0%
Insurance	6,619,097	3.0%
Electrical Equipment	6,184,602	2.8%
Life Sciences Tools & Services	6,131,298	2.8%
IT Services	5,645,773	2.5%
Chemicals	5,513,900	2.5%
Hotels, Restaurants & Leisure	5,230,762	2.3%
Financial Services	4,369,975	2.0%
Trading Companies & Distributors	4,282,321	1.9%
Entertainment	3,511,990	1.6%
Metals & Mining	3,254,449	1.5%
Textiles, Apparel & Luxury Goods	3,209,845	1.4%
Food Products	3,013,991	1.4%
Air Freight & Logistics	2,756,817	1.2%
Household Durables	2,441,238	1.1%
Independent Power and Renewable Electricity Producers	2,284,509	1.0%
Oil, Gas & Consumable Fuels	2,052,278	0.9%
Automobiles	1,913,122	0.9%
Building Products	1,818,765	0.8%
Energy Equipment & Services	1,737,571	0.8%
Health Care Providers & Services	1,713,045	0.8%
Automobile Components	1,641,266	0.7%
Electronic Equipment, Instruments & Components	1,097,495	0.5%
Short-Term Investments and Other Assets—Net	4,009,930	1.8%
	$222,205,501	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Denmark	$—	$6,431,765	$—	$6,431,765
Other Common Stocks#	211,763,806	—	—	211,763,806
Total Common Stocks	211,763,806	6,431,765	—	218,195,571
Short-Term Investments	—	2,285,093	—	2,285,093
Total Investments	$211,763,806	$8,716,858	$—	$220,480,664

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 99.8%
Aerospace & Defense 1.5%
304,533	Mercury Systems, Inc.*	$14,998,250
Automobile Components 0.3%
32,604	Lear Corp.	2,948,054
Banks 5.5%
719,527	Banc of California, Inc.	9,871,911
118,220	Glacier Bancorp, Inc.	4,902,583
1,549,226	Huntington Bancshares, Inc.	24,214,402
242,123	Texas Capital Bancshares, Inc.*	17,357,798
		56,346,694
Building Products 2.1%
1,034,321	Resideo Technologies, Inc.*	21,410,445
Commercial Services & Supplies 4.4%
49,983	Clean Harbors, Inc.*	11,335,645
1,750,159	Enviri Corp.*	14,263,796
873,822	OPENLANE, Inc.*	20,036,738
		45,636,179
Communications Equipment 6.8%
431,092	Ciena Corp.*	34,513,225
125,230	Harmonic, Inc.*	1,129,574
4,366,565	Ribbon Communications, Inc.*(a)	14,758,990
1,468,431	Viasat, Inc.*	12,819,403
674,355	Viavi Solutions, Inc.*	6,143,374
		69,364,566
Construction & Engineering 1.8%
217,462	Arcosa, Inc.	18,760,447
Consumer Finance 0.6%
120,254	Bread Financial Holdings, Inc.	6,161,815
Containers & Packaging 2.2%
129,305	Avery Dennison Corp.	22,981,378
Electric Utilities 1.5%
351,416	Portland General Electric Co.	14,900,038
Electrical Equipment 1.0%
1,770,180	Babcock & Wilcox Enterprises, Inc.*	1,235,939
472,023	Bloom Energy Corp. Class A*	8,718,265
		9,954,204
Electronic Equipment, Instruments & Components 6.4%
89,102	Coherent Corp.*	6,738,784
1,307,704	Innoviz Technologies Ltd.*	1,190,011
165,144	IPG Photonics Corp.*	10,942,442
101,172	Itron, Inc.*	11,695,483
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
368,963	nLight, Inc.*	$5,582,410
69,425	OSI Systems, Inc.*	15,211,712
40,549	Rogers Corp.*	2,699,347
24,184	Teledyne Technologies, Inc.*	12,064,430
		66,124,619
Energy Equipment & Services 2.9%
223,551	Innovex International, Inc.*	3,085,004
691,176	Patterson-UTI Energy, Inc.	3,815,291
537,011	TechnipFMC PLC	16,727,893
2,113,181	TETRA Technologies, Inc.*	5,663,325
		29,291,513
Entertainment 2.4%
3,013,912	Lionsgate Studios Corp.*	21,790,584
123,153	Starz Entertainment Corp.*	2,581,287
		24,371,871
Food Products 0.9%
706,889	Hain Celestial Group, Inc.*	1,321,882
345,850	TreeHouse Foods, Inc.*	7,767,791
		9,089,673
Gas Utilities 3.4%
125,335	Atmos Energy Corp.	19,386,818
347,442	New Jersey Resources Corp.	15,944,113
		35,330,931
Health Care Equipment & Supplies 4.7%
1,468,459	Accuray, Inc.*	2,246,742
255,093	AtriCure, Inc.*	8,818,565
84,523	CONMED Corp.	4,796,680
674,868	CytoSorbents Corp.*	566,889
213,004	Haemonetics Corp.*	14,422,501
250,052	Integra LifeSciences Holdings Corp.*	3,165,658
317,611	Neogen Corp.*	1,861,201
1,152,124	OraSure Technologies, Inc.*	3,318,117
87,019	QuidelOrtho Corp.*	2,668,873
398,345	Varex Imaging Corp.*	3,055,306
398,228	Zimvie, Inc.*	3,639,804
		48,560,336
Health Care Providers & Services 0.7%
331,372	Acadia Healthcare Co., Inc.*	7,502,262
Hotels, Restaurants & Leisure 2.9%
1,705,746	International Game Technology PLC	25,091,524
108,079	United Parks & Resorts, Inc.*	4,840,858
		29,932,382
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Durables 2.4%
261,472	Somnigroup International, Inc.	$17,011,368
93,085	Whirlpool Corp.	7,269,008
		24,280,376
Independent Power and Renewable Electricity Producers 4.3%
397,921	Ormat Technologies, Inc.	29,577,468
88,240	Vistra Corp.	14,168,697
		43,746,165
IT Services 6.1%
1,141,556	Kyndryl Holdings, Inc.*	44,566,346
1,582,951	Unisys Corp.*	7,550,676
70,207	Wix.com Ltd.*	10,457,333
		62,574,355
Life Sciences Tools & Services 0.8%
49,653	Charles River Laboratories International, Inc.*	6,734,436
1,081,798	Standard BioTools, Inc.*	1,092,616
		7,827,052
Machinery 1.7%
141,299	Helios Technologies, Inc.	4,284,186
1,320,283	Stratasys Ltd.*	13,638,523
		17,922,709
Media 2.4%
958,805	Criteo SA ADR*	24,411,175
Metals & Mining 0.6%
1,110,097	Cleveland-Cliffs, Inc.*	6,471,865
Multi-Utilities 1.6%
295,624	Northwestern Energy Group, Inc.	16,356,876
Oil, Gas & Consumable Fuels 2.8%
478,192	CNX Resources Corp.*	15,436,038
448,556	Devon Energy Corp.	13,573,304
		29,009,342
Pharmaceuticals 0.7%
982,236	Amneal Pharmaceuticals, Inc.*	7,189,968
Professional Services 4.5%
1,523,550	Alight, Inc. Class A	8,318,583
3,761,832	Conduent, Inc.*	8,426,504
564,553	KBR, Inc.	29,464,021
		46,209,108
Semiconductors & Semiconductor Equipment 7.2%
211,504	CEVA, Inc.*	3,967,815
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
1,499,427	indie Semiconductor, Inc. Class A*	$3,973,482
172,203	MACOM Technology Solutions Holdings, Inc.*	20,941,607
361,830	Rambus, Inc.*	19,347,050
181,162	Semtech Corp.*	6,762,777
974,735	Veeco Instruments, Inc.*	18,822,133
		73,814,864
Software 8.2%
962,671	Adeia, Inc.	12,360,696
184,927	Box, Inc. Class A*	6,993,939
1,480,551	Cognyte Software Ltd.*	16,145,409
435,232	OneSpan, Inc.	6,933,246
317,274	Radware Ltd.*	7,398,830
676,540	UiPath, Inc. Class A*	9,004,747
274,198	Varonis Systems, Inc.*	13,073,760
341,837	Verint Systems, Inc.*	5,995,821
770,592	Xperi, Inc.*	6,002,912
		83,909,360
Specialty Retail 0.8%
269,645	Caleres, Inc.	3,626,725
253,604	ODP Corp.*	4,171,786
		7,798,511
Textiles, Apparel & Luxury Goods 0.6%
1,062,296	Under Armour, Inc. Class C*	6,692,465
Trading Companies & Distributors 3.1%
270,783	AerCap Holdings NV	31,337,717

Total Common Stocks (Cost $832,517,740)		1,023,217,565
Warrants 0.2%
Communications Equipment 0.2%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(b)	1,678,864
Health Care Equipment & Supplies 0.0%‡
131,579	CytoSorbents Corp.*(b)	0
Total Warrants (Cost $2,464,258)		1,678,864

Short-Term Investments 0.2%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies 0.2%
1,794,989	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(c) (Cost $1,794,989)	$1,794,989
Total Investments 100.2% (Cost $836,776,987)		1,026,691,418
Liabilities Less Other Assets (0.2)%		(1,732,198)
Net Assets 100.0%		$1,024,959,220

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)
Security fair valued as of May 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2025 amounted to $1,678,864, which represents 0.2% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $1,678,864, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2025	Fair Value Percentage of Net Assets as of 5/31/2025
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	$2,464,258	$1,678,864	0.2%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$913,254,579	89.1%
Israel	35,191,583	3.4%
Netherlands	31,337,717	3.1%
France	24,411,175	2.4%
United Kingdom	16,727,893	1.6%
China	3,973,482	0.4%
Short-Term Investments and Other Liabilities—Net	62,791	0.0%
	$1,024,959,220	100.0%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,023,217,565	$—	$—	$1,023,217,565
Warrants#	—	1,678,864	—	1,678,864
Short-Term Investments	—	1,794,989	—	1,794,989
Total Investments	$1,023,217,565	$3,473,853	$—	$1,026,691,418

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

§   Investments in Affiliates(a):
	Value at August 31, 2024	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2025	Value at May 31, 2025
Intrinsic Value
Quantum Corp.	$1,145,492	$—	$(7,430,149)	$26,958,998	$(20,674,341)	$—*	—	$—
Total for securities no longer affiliated as of 5/31/25(b)	$1,145,492	$—	$(7,430,149)	$26,958,998	$(20,674,341)	$—		$—

*	Non-income producing security.
(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2025, the issuers of these securities were no longer affiliated with the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 99.1%
Aerospace & Defense 1.3%
129,087	General Electric Co.	$31,743,784
Application Software 0.3%
4,688	Canva, Inc.*#(a)(b)	6,700,277
Biotechnology 1.0%
132,329	AbbVie, Inc.	24,627,750
Broadline Retail 8.0%
946,907	Amazon.com, Inc.*	194,125,404
Capital Markets 3.8%
413,812	Brookfield Asset Management Ltd. Class A(c)	23,214,853
21,553	CME Group, Inc.	6,228,817
288,590	KKR & Co., Inc.	35,052,142
53,893	S&P Global, Inc.	27,639,564
		92,135,376
Commercial Services & Supplies 0.6%
58,292	Waste Management, Inc.	14,046,623
Consumer Staples Distribution & Retail 2.7%
35,916	Costco Wholesale Corp.	37,359,105
285,397	Walmart, Inc.	28,174,392
		65,533,497
Containers & Packaging 0.4%
61,526	Avery Dennison Corp.	10,935,016
Electrical Equipment 1.0%
387,665	nVent Electric PLC	25,508,357
Electronic Equipment, Instruments & Components 1.1%
307,965	Amphenol Corp. Class A	27,695,293
Entertainment 3.8%
68,055	Netflix, Inc.*	82,158,038
14,790	Spotify Technology SA*	9,837,420
		91,995,458
Financial Services 5.2%
95,064	MasterCard, Inc. Class A	55,669,478
198,142	Visa, Inc. Class A	72,359,477
		128,028,955
Ground Transportation 1.3%
230,632	Uber Technologies, Inc.*	19,409,989
50,917	Union Pacific Corp.	11,286,262
		30,696,251
Health Care Equipment & Supplies 1.8%
419,151	Boston Scientific Corp.*	44,119,834
Number of Shares		Value
Health Care Technology 1.1%
668,304	Waystar Holding Corp.*	$26,718,794
Hotels, Restaurants & Leisure 1.1%
179,947	Chipotle Mexican Grill, Inc.*	9,011,746
53,483	McDonald's Corp.	16,785,639
		25,797,385
Household Products 0.3%
41,935	Procter & Gamble Co.	7,124,337
Interactive Media & Services 12.0%
692,790	Alphabet, Inc. Class A	118,979,754
698,085	Match Group, Inc.	20,900,665
234,081	Meta Platforms, Inc. Class A	151,565,107
		291,445,526
IT Services 0.4%
56,728	Cloudflare, Inc. Class A*	9,410,608
Life Sciences Tools & Services 0.4%
25,135	Thermo Fisher Scientific, Inc.	10,124,881
Machinery 0.3%
21,744	Caterpillar, Inc.	7,567,564
Media 0.9%
283,078	Trade Desk, Inc. Class A*	21,293,127
Multi-Utilities 0.8%
505,219	CenterPoint Energy, Inc.	18,814,356
Oil, Gas & Consumable Fuels 0.5%
191,864	Williams Cos., Inc.	11,609,691
Pharmaceuticals 1.5%
49,724	Eli Lilly & Co.	36,679,903
Professional Services 0.7%
61,116	Equifax, Inc.	16,146,236
Semiconductors & Semiconductor Equipment 12.2%
113,919	Analog Devices, Inc.	24,376,388
10,659	ASML Holding NV	7,853,231
459,452	Broadcom, Inc.	111,219,546
1,136,586	NVIDIA Corp.	153,586,866
		297,036,031
Software 20.8%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	1,026,635
46,280	Crowdstrike Holdings, Inc. Class A*	21,815,004
106,995	Grammarly, Inc.*#(a)(b)	1,513,979
38,467	HubSpot, Inc.*	22,691,683
631,821	Microsoft Corp.	290,865,116
160,250	Salesforce, Inc.	42,525,542
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
37,093	ServiceNow, Inc.*	$37,504,361
107,869	Synopsys, Inc.*	50,049,059
154,060	Workday, Inc. Class A*	38,162,203
		506,153,582
Specialty Retail 8.3%
328,628	Chewy, Inc. Class A*	14,870,417
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	96,206,433
143,479	Home Depot, Inc.	52,841,881
303,059	TJX Cos., Inc.	38,458,187
		202,376,918
Technology Hardware, Storage & Peripherals 4.5%
551,794	Apple, Inc.	110,827,825
Textiles, Apparel & Luxury Goods 0.3%
117,189	NIKE, Inc. Class B	7,100,482
Tobacco 0.7%
102,054	Philip Morris International, Inc.	18,429,932

Total Common Stocks (Cost $1,323,582,758)		2,412,549,053
Preferred Stocks 0.9%
Entertainment 0.0%‡
8,256	A24 Films LLC*#(a)(b)(d)	1,209,242
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(a)(b)	2,026,021
461,441	Druva, Inc., Series 5*#(a)(b)	4,111,439
		6,137,460
Software 0.2%
10	Databricks, Inc., Series B*#(a)(b)	925
801	Databricks, Inc., Series C*#(a)(b)	74,092
16,466	Databricks, Inc., Series D*#(a)(b)	1,523,105
6,358	Databricks, Inc., Series E*#(a)(b)	588,115
Number of Shares		Value
Software – cont'd
3,258	Databricks, Inc., Series F*#(a)(b)	$301,365
39	Databricks, Inc., Series G*#(a)(b)	3,608
95	Databricks, Inc., Series H*#(a)(b)	8,787
33,179	Grammarly, Inc., Series 3*#(a)(b)	890,524
90,310	Signifyd, Inc., Series Seed*#(a)(b)	513,864
39,343	Signifyd, Inc., Series A*#(a)(b)	225,042
82,373	Videoamp, Inc., Series F1*#(a)(b)	1,300,011
		5,429,438
Specialty Retail 0.4%
7,000	Fabletics LLC, Series G*#(a)(b)	8,051,400
5,623	Savage X Fenty, Series C 1*#(a)(b)	13,525
72,983	Savage X Fenty, Series D*#(a)(b)	862,783
		8,927,708
Total Preferred Stocks (Cost $23,604,252)		21,703,848

Short-Term Investments 0.7%
Investment Companies 0.7%
997,618	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(e)	997,618
15,493,740	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(e)(f)	15,493,740
Total Short-Term Investments (Cost $16,491,358)		16,491,358
Total Investments 100.7% (Cost $1,363,678,368)		2,450,744,259
Liabilities Less Other Assets (0.7)%		(16,171,221)
Net Assets 100.0%		$2,434,573,038

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2025 amounted to $127,151,172, which represents 5.2% of net assets of the Fund.

(c)	All or a portion of this security is on loan at May 31, 2025. Total value of all such securities at May 31, 2025 amounted to $15,249,102 for the Fund.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(d)	Security represented in Units.
(e)	Represents 7-day effective yield as of May 31, 2025.
(f)	Represents investment of cash collateral received from securities lending.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $127,151,172, which represents 5.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2025	Fair Value Percentage of Net Assets as of 5/31/2025
A24 Films LLC	2/25/2022	$940,028	$1,209,242	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	1,026,635	0.0%
Canva, Inc.	3/19/2024	5,000,507	6,700,277	0.3%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025	925	925	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025	74,092	74,092	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025	1,523,105	1,523,105	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025	588,115	588,115	0.0%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025	301,365	301,365	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025	3,608	3,608	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025	8,787	8,787	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,026,021	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,111,439	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	8,051,400	0.3%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	96,206,433	4.0%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,513,979	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	890,524	0.0%
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	1,000,028	13,525	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	169,715	862,783	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,732	225,042	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	513,864	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$55,428,171	$127,151,172	5.2%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$6,700,277	$6,700,277
Software	503,612,968	—	2,540,614	506,153,582
Specialty Retail	106,170,485	—	96,206,433	202,376,918
Other Common Stocks#	1,697,318,276	—	—	1,697,318,276
Total Common Stocks	2,307,101,729	—	105,447,324	2,412,549,053
Preferred Stocks#	—	—	21,703,848	21,703,848
Short-Term Investments	—	16,491,358	—	16,491,358
Total Investments	$2,307,101,729	$16,491,358	$127,151,172	$2,450,744,259

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2025
Investments in Securities:
Common Stocks(1)	$107,143	$—	$—	$(1,696)	$—	$—	$—	$—	$105,447	$(1,696)
Preferred Stocks(1)	19,991	—	—	(957)	4,670	(2,000)	—	—	21,704	(1,036)
Total	$127,134	$—	$—	$(2,653)	$4,670	$(2,000)	$—	$—	$127,151	$(2,732)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$105,447,324	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.4x - 12.5x	4.1x	Increase
			Discount Rate	4.3%	4.3%	Decrease
			Term (Years)	1.3 - 1.8	1.6	Decrease
			Expected Volatility	65.0% - 80.0%	71.1%	Decrease
			Transaction Price	$9.06	$9.06	Increase
Preferred Stocks	20,494,606	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.2x - 9.2x	5.2x	Increase
			Discount Rate	0.3% - 4.3%	3.7%	Decrease
			Term (Years)	1.8 - 3.2	2.3	Decrease
			Expected Volatility	60.0% - 70.0%	62.1%	Decrease
			Liquidation Preference	0.5x - 4.5x	4.4x	Increase
			Transaction Price	$4.55 - $1,150.00	$830.82	Increase
Preferred Units	1,209,242	Market Approach	Transaction Price	$146.47	$146.47	Increase
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 96.0%
Aerospace & Defense 2.7%
673,715	Boeing Co.*	$139,674,594
160,476	Lockheed Martin Corp.	77,410,413
		217,085,007
Banks 8.8%
2,419,558	Bank of America Corp.	106,775,095
906,933	JPMorgan Chase & Co.	239,430,312
886,035	PNC Financial Services Group, Inc.	154,001,743
489,357	Truist Financial Corp.	19,329,602
2,457,908	Wells Fargo & Co.	183,802,360
		703,339,112
Beverages 0.6%
653,569	Coca-Cola Co.	47,122,325
Biotechnology 1.7%
128,273	AbbVie, Inc.	23,872,888
986,796	Gilead Sciences, Inc.	108,626,504
		132,499,392
Broadline Retail 0.3%
755,925	JD.com, Inc. ADR	24,499,529
Building Products 0.8%
594,240	Johnson Controls International PLC	60,238,109
Capital Markets 6.9%
1,897,181	Charles Schwab Corp.	167,596,970
606,116	CME Group, Inc.	175,167,524
636,537	Morgan Stanley	81,495,832
251,284	S&P Global, Inc.	128,873,512
8,748	State Street Corp.	842,257
		553,976,095
Chemicals 0.6%
102,808	Linde PLC	48,070,965
Communications Equipment 1.5%
1,939,015	Cisco Systems, Inc.	122,235,506
Consumer Finance 1.8%
779,768	Capital One Financial Corp.	147,493,117
Consumer Staples Distribution & Retail 2.4%
1,440,793	Kroger Co.	98,305,307
989,135	Walmart, Inc.	97,647,407
		195,952,714
Electric Utilities 3.9%
1,564,273	Duke Energy Corp.	184,146,218
1,773,143	FirstEnergy Corp.	74,365,617
Number of Shares		Value
Electric Utilities – cont'd
805,571	NextEra Energy, Inc.	$56,905,535
		315,417,370
Energy Equipment & Services 1.0%
2,134,605	Baker Hughes Co.	79,087,115
Entertainment 1.8%
365,186	Take-Two Interactive Software, Inc.*	82,634,288
522,667	Walt Disney Co.	59,082,278
		141,716,566
Financial Services 1.7%
263,203	Berkshire Hathaway, Inc. Class B*	132,643,784
Food Products 0.3%
357,833	General Mills, Inc.	19,416,019
114,492	Mondelez International, Inc. Class A	7,727,065
		27,143,084
Health Care Equipment & Supplies 5.4%
920,097	Abbott Laboratories	122,906,557
2,247,766	Medtronic PLC	186,519,623
210,951	Stryker Corp.	80,718,290
422,657	Zimmer Biomet Holdings, Inc.	38,956,296
		429,100,766
Health Care Providers & Services 3.3%
117,516	CVS Health Corp.	7,525,724
23,966	HCA Healthcare, Inc.	9,140,393
490,332	Quest Diagnostics, Inc.	84,994,149
529,190	UnitedHealth Group, Inc.	159,767,753
		261,428,019
Health Care REITs 0.2%
224,118	Ventas, Inc.	14,406,305
Hotels, Restaurants & Leisure 2.5%
4,012,646	Carnival Corp.*	93,173,640
2,640,221	Las Vegas Sands Corp.	108,671,496
		201,845,136
Household Products 2.3%
1,505,662	Colgate-Palmolive Co.	139,936,226
274,595	Procter & Gamble Co.	46,650,945
		186,587,171
Industrial Conglomerates 1.8%
944,816	3M Co.	140,163,454
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Insurance 2.5%
1,631,745	American International Group, Inc.	$138,110,897
161,064	Aon PLC Class A	59,928,693
		198,039,590
IT Services 2.7%
370,257	Accenture PLC Class A	117,304,823
379,361	International Business Machines Corp.	98,277,260
		215,582,083
Life Sciences Tools & Services 1.4%
391,499	Danaher Corp.	74,345,660
87,731	Thermo Fisher Scientific, Inc.	35,339,801
		109,685,461
Machinery 4.3%
170,938	Caterpillar, Inc.	59,491,552
393,216	Cummins, Inc.	126,411,080
272,239	Deere & Co.	137,823,716
240,652	PACCAR, Inc.	22,585,190
		346,311,538
Metals & Mining 7.1%
1,054,667	Agnico Eagle Mines Ltd.	124,440,159
2,078,703	Freeport-McMoRan, Inc.	79,988,491
1,997,327	Southern Copper Corp.	181,577,024
2,116,776	Wheaton Precious Metals Corp.	183,630,318
		569,635,992
Multi-Utilities 2.7%
583,409	DTE Energy Co.	79,722,840
884,001	Public Service Enterprise Group, Inc.	71,630,601
864,874	Sempra	67,970,447
		219,323,888
Oil, Gas & Consumable Fuels 9.0%
1,303,178	Chevron Corp.	178,144,433
902,597	Coterra Energy, Inc.	21,942,133
866,608	EOG Resources, Inc.	94,087,631
639,938	EQT Corp.	35,279,782
3,356,614	Exxon Mobil Corp.	343,381,612
392,999	Phillips 66	44,597,526
		717,433,117
Number of Shares		Value
Personal Care Products 1.0%
1,257,948	Unilever PLC ADR	$80,307,400
Pharmaceuticals 4.8%
2,379,250	Bristol-Myers Squibb Co.	114,870,190
1,753,712	Johnson & Johnson	272,193,639
		387,063,829
Professional Services 1.2%
613,230	Paychex, Inc.	96,835,149
Semiconductors & Semiconductor Equipment 1.5%
411,558	Advanced Micro Devices, Inc.*	45,571,817
3,612,137	Intel Corp.	70,617,279
		116,189,096
Specialized REITs 1.4%
365,627	Public Storage	112,763,023
Textiles, Apparel & Luxury Goods 0.6%
758,623	NIKE, Inc. Class B	45,964,968
Tobacco 2.9%
1,304,235	Philip Morris International, Inc.	235,531,799
Wireless Telecommunication Services 0.6%
195,556	T-Mobile U.S., Inc.	47,363,663
Total Common Stocks (Cost $6,643,682,479)		7,680,081,237

Short-Term Investments 3.2%
Investment Companies 3.2%
260,358,044	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $260,358,044)	260,358,044
Total Investments 99.2% (Cost $6,904,040,523)		7,940,439,281
Other Assets Less Liabilities 0.8%		60,250,291
Net Assets 100.0%		$8,000,689,572

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$7,680,081,237	$—	$—	$7,680,081,237
Short-Term Investments	—	260,358,044	—	260,358,044
Total Investments	$7,680,081,237	$260,358,044	$—	$7,940,439,281

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 96.6%
Aerospace & Defense 4.9%
68,000	Axon Enterprise, Inc.*	$51,024,480
145,200	HEICO Corp.	43,507,728
		94,532,208
Banks 1.2%
1,950,753	NU Holdings Ltd. Class A*	23,428,543
Biotechnology 2.1%
72,258	Alnylam Pharmaceuticals, Inc.*	22,006,897
119,528	Natera, Inc.*	18,853,151
		40,860,048
Broadline Retail 1.5%
1,022,200	Coupang, Inc.*	28,672,710
Capital Markets 7.1%
260,404	Ares Management Corp. Class A	43,096,862
74,585	LPL Financial Holdings, Inc.	28,876,329
296,022	Robinhood Markets, Inc. Class A*	19,581,855
383,693	TPG, Inc.	18,467,144
185,749	Tradeweb Markets, Inc. Class A	26,831,443
		136,853,633
Commercial Services & Supplies 3.0%
95,948	Cintas Corp.	21,732,222
220,700	Veralto Corp.	22,297,321
67,400	Waste Connections, Inc.	13,283,866
		57,313,409
Construction & Engineering 2.2%
42,800	Comfort Systems USA, Inc.	20,468,244
61,700	Quanta Services, Inc.	21,135,952
		41,604,196
Consumer Staples Distribution & Retail 2.5%
159,188	BJ's Wholesale Club Holdings, Inc.*	18,021,673
71,700	Sprouts Farmers Market, Inc.*	12,394,062
223,700	U.S. Foods Holding Corp.*	17,699,144
		48,114,879
Containers & Packaging 1.0%
100,100	Packaging Corp. of America	19,336,317
Diversified Consumer Services 2.0%
40,693	Duolingo, Inc.*	21,144,490
Number of Shares		Value
Diversified Consumer Services – cont'd
221,000	Service Corp. International	$17,238,000
		38,382,490
Electronic Equipment, Instruments & Components 1.9%
40,546	CDW Corp.	7,312,877
238,334	Coherent Corp.*	18,025,200
203,941	Corning, Inc.	10,113,434
		35,451,511
Entertainment 4.1%
463,165	ROBLOX Corp. Class A*	40,286,092
58,319	Spotify Technology SA*	38,790,299
		79,076,391
Financial Services 3.0%
87,708	Affirm Holdings, Inc.*	4,552,045
277,258	Equitable Holdings, Inc.	14,658,631
906,808	Toast, Inc. Class A*	38,249,161
		57,459,837
Ground Transportation 0.5%
82,222	XPO, Inc.*	9,359,330
Health Care Equipment & Supplies 3.4%
293,835	Dexcom, Inc.*	25,211,043
56,942	IDEXX Laboratories, Inc.*	29,231,745
76,928	Inspire Medical Systems, Inc.*	10,631,450
		65,074,238
Health Care Providers & Services 3.7%
164,300	Cencora, Inc.	47,850,732
16,110	Chemed Corp.	9,260,672
105,996	Encompass Health Corp.	12,814,917
		69,926,321
Health Care Technology 0.9%
448,167	Waystar Holding Corp.*	17,917,717
Hotels, Restaurants & Leisure 7.2%
90,700	DoorDash, Inc. Class A*	18,924,555
734,400	DraftKings, Inc. Class A*	26,350,272
113,000	Royal Caribbean Cruises Ltd.	29,037,610
98,700	Texas Roadhouse, Inc.	19,267,227
72,500	Wingstop, Inc.	24,773,250
132,800	Yum! Brands, Inc.	19,115,232
		137,468,146
Insurance 1.8%
68,409	Allstate Corp.	14,356,997
58,649	Arthur J Gallagher & Co.	20,377,008
		34,734,005
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Interactive Media & Services 1.3%
221,757	Reddit, Inc. Class A*	$24,914,399
IT Services 2.2%
248,961	Cloudflare, Inc. Class A*	41,300,140
Life Sciences Tools & Services 1.7%
378,903	Stevanato Group SpA(a)	8,415,436
33,574	Waters Corp.*	11,725,384
54,377	West Pharmaceutical Services, Inc.	11,465,390
		31,606,210
Machinery 0.6%
143,500	Ingersoll Rand, Inc.	11,715,340
Oil, Gas & Consumable Fuels 2.6%
84,900	Cheniere Energy, Inc.	20,120,451
187,300	Targa Resources Corp.	29,580,289
		49,700,740
Professional Services 2.5%
80,800	Broadridge Financial Solutions, Inc.	19,620,664
87,100	Verisk Analytics, Inc.	27,361,594
		46,982,258
Semiconductors & Semiconductor Equipment 2.5%
340,363	Lattice Semiconductor Corp.*	15,295,913
50,288	Monolithic Power Systems, Inc.	33,285,627
		48,581,540
Software 19.4%
224,345	AppLovin Corp. Class A*	88,167,585
62,030	CyberArk Software Ltd.*	23,743,844
312,914	Datadog, Inc. Class A*	36,886,302
165,283	Descartes Systems Group, Inc.*	19,162,911
12,042	Fair Isaac Corp.*	20,787,864
65,345	Guidewire Software, Inc.*	14,050,482
85,312	Manhattan Associates, Inc.*	16,105,199
59,398	MicroStrategy, Inc. Class A*	21,921,426
179,042	Nutanix, Inc. Class A*	13,730,731
682,415	Palantir Technologies, Inc. Class A*	89,928,649
Number of Shares		Value
Software – cont'd
96,445	Zscaler, Inc.*	$26,589,886
		371,074,879
Specialty Retail 3.3%
61,473	Carvana Co.*	20,111,507
17,022	O'Reilly Automotive, Inc.*	23,277,585
138,600	Ross Stores, Inc.	19,416,474
		62,805,566
Technology Hardware, Storage & Peripherals 2.0%
135,488	NetApp, Inc.	13,434,990
448,223	Pure Storage, Inc. Class A*	24,020,271
		37,455,261
Trading Companies & Distributors 4.5%
96,100	AerCap Holdings NV	11,121,653
624,100	QXO, Inc.(a)	10,609,700
27,400	United Rentals, Inc.	19,409,612
41,600	W.W. Grainger, Inc.	45,242,496
		86,383,461
Total Common Stocks (Cost $1,541,427,943)		1,848,085,723

Short-Term Investments 4.2%
Investment Companies 4.2%
66,879,814	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(b)	66,879,814
13,840,219	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(b)(c)	13,840,219
Total Short-Term Investments (Cost $80,720,033)		80,720,033
Total Investments 100.8% (Cost $1,622,147,976)		1,928,805,756
Liabilities Less Other Assets (0.8)%		(15,181,812)
Net Assets 100.0%		$1,913,623,944

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2025. Total value of all such securities at May 31,
2025 amounted to $19,058,686, collateralized by cash collateral of $13,840,219 and non-cash
(U.S. Treasury Securities) collateral of $6,038,190 for the Fund.

(b)	Represents 7-day effective yield as of May 31, 2025.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,848,085,723	$—	$—	$1,848,085,723
Short-Term Investments	—	80,720,033	—	80,720,033
Total Investments	$1,848,085,723	$80,720,033	$—	$1,928,805,756

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 99.7%
Aerospace & Defense 2.9%
1,008	General Dynamics Corp.	$280,718
4,668	L3Harris Technologies, Inc.	1,140,579
		1,421,297
Air Freight & Logistics 2.5%
3,584	FedEx Corp.	781,670
11,289	GXO Logistics, Inc.*	464,430
		1,246,100
Automobile Components 2.5%
18,674	Aptiv PLC*	1,247,610
Banks 3.4%
54,637	Huntington Bancshares, Inc.	853,976
20,947	Truist Financial Corp.	827,407
		1,681,383
Building Products 2.4%
13,605	Fortune Brands Innovations, Inc.	685,692
24,188	Resideo Technologies, Inc.*	500,692
		1,186,384
Chemicals 0.7%
6,957	Ashland, Inc.	344,441
Commercial Services & Supplies 1.8%
38,767	OPENLANE, Inc.*	888,927
Communications Equipment 3.4%
15,258	Ciena Corp.*	1,221,556
1,103	Motorola Solutions, Inc.	458,164
		1,679,720
Construction & Engineering 2.0%
11,403	Arcosa, Inc.	983,737
Consumer Finance 0.8%
8,059	Bread Financial Holdings, Inc.	412,943
Consumer Staples Distribution & Retail 1.6%
8,699	Dollar Tree, Inc.*	785,172
Containers & Packaging 2.0%
2,153	Avery Dennison Corp.	382,653
19,475	Sealed Air Corp.	627,095
		1,009,748
Electric Utilities 2.2%
25,470	FirstEnergy Corp.	1,068,212
Electrical Equipment 0.7%
1,069	Rockwell Automation, Inc.	337,323
Number of Shares		Value
Electronic Equipment, Instruments & Components 8.1%
3,404	CDW Corp.	$613,946
8,003	Coherent Corp.*	605,267
13,973	IPG Photonics Corp.*	925,851
5,767	Itron, Inc.*	666,665
2,449	Teledyne Technologies, Inc.*	1,221,708
		4,033,437
Energy Equipment & Services 1.9%
25,960	Baker Hughes Co.	961,818
Entertainment 1.7%
97,405	Lionsgate Studios Corp.*	704,238
6,493	Starz Entertainment Corp.*	136,093
		840,331
Food Products 1.4%
43,182	Hain Celestial Group, Inc.*	80,751
27,381	TreeHouse Foods, Inc.*	614,977
		695,728
Health Care Equipment & Supplies 3.0%
11,024	Haemonetics Corp.*	746,435
7,988	Zimmer Biomet Holdings, Inc.	736,254
		1,482,689
Health Care Providers & Services 2.1%
1,421	McKesson Corp.	1,022,424
Hotels, Restaurants & Leisure 5.5%
59,116	International Game Technology PLC	869,597
22,971	MGM Resorts International*	727,032
18,395	Travel & Leisure Co.	893,445
4,961	United Parks & Resorts, Inc.*	222,203
		2,712,277
Independent Power and Renewable Electricity Producers 1.5%
4,607	Vistra Corp.	739,746
Industrial REITs 0.9%
12,470	STAG Industrial, Inc.	443,683
Insurance 3.6%
4,523	Allstate Corp.	949,242
7,042	Globe Life, Inc.	858,208
		1,807,450
IT Services 2.4%
12,450	Kyndryl Holdings, Inc.*	486,048
4,871	Wix.com Ltd.*	725,535
		1,211,583
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.4%
1,371	Charles River Laboratories International, Inc.*	$185,949
Machinery 2.4%
55,203	Gates Industrial Corp. PLC*	1,167,543
Multi-Utilities 4.4%
37,900	CenterPoint Energy, Inc.	1,411,396
13,838	Dominion Energy, Inc.	784,199
		2,195,595
Oil, Gas & Consumable Fuels 6.5%
15,083	Devon Energy Corp.	456,412
8,474	EOG Resources, Inc.	920,022
3,923	Phillips 66	445,182
22,695	Williams Cos., Inc.	1,373,274
		3,194,890
Professional Services 5.5%
116,237	Alight, Inc. Class A	634,654
13,182	Concentrix Corp.	737,731
163,835	Conduent, Inc.*	366,990
18,786	KBR, Inc.	980,441
		2,719,816
Real Estate Management & Development 1.0%
2,138	Jones Lang LaSalle, Inc.*	476,133
Retail REITs 2.1%
14,530	Regency Centers Corp.	1,048,339
Semiconductors & Semiconductor Equipment 4.0%
6,967	Enphase Energy, Inc.*	288,364
22,227	Intel Corp.	434,538
2,542	NXP Semiconductors NV	485,852
11,085	Skyworks Solutions, Inc.	765,198
		1,973,952
Number of Shares		Value
Software 4.4%
8,927	Docusign, Inc.*	$791,021
42,958	UiPath, Inc. Class A*	571,771
10,147	Zoom Communications, Inc.*	824,444
		2,187,236
Specialty Retail 1.0%
4,763	Best Buy Co., Inc.	315,692
11,488	ODP Corp.*	188,977
		504,669
Technology Hardware, Storage & Peripherals 4.0%
52,485	Hewlett Packard Enterprise Co.	906,941
19,638	Pure Storage, Inc. Class A*	1,052,400
		1,959,341
Textiles, Apparel & Luxury Goods 0.7%
52,039	Under Armour, Inc. Class C*	327,846
Trading Companies & Distributors 2.3%
9,999	AerCap Holdings NV	1,157,185
Total Common Stocks (Cost $40,856,819)		49,342,657

Short-Term Investments 0.2%
Investment Companies 0.2%
80,263	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $80,263)	80,263
Total Investments 99.9% (Cost $40,937,082)		49,422,920
Other Assets Less Liabilities 0.1%		40,890
Net Assets 100.0%		$49,463,810

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$49,342,657	$—	$—	$49,342,657
Short-Term Investments	—	80,263	—	80,263
Total Investments	$49,342,657	$80,263	$—	$49,422,920

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 100.0%
Automobiles 2.0%
95,000	General Motors Co.	$4,712,950
Banks 3.1%
28,000	JPMorgan Chase & Co.	7,392,000
Broadline Retail 4.1%
47,000	Amazon.com, Inc.*	9,635,470
Capital Markets 10.4%
156,000	Brookfield Corp.	9,004,320
33,000	Intercontinental Exchange, Inc.	5,933,400
30,000	Morgan Stanley	3,840,900
72,000	Nasdaq, Inc.	6,014,880
		24,793,500
Commercial Services & Supplies 1.5%
36,000	Veralto Corp.	3,637,080
Communications Equipment 2.2%
12,700	Motorola Solutions, Inc.	5,275,326
Construction Materials 1.9%
22,000	Eagle Materials, Inc.	4,448,620
Consumer Staples Distribution & Retail 4.6%
28,000	BJ's Wholesale Club Holdings, Inc.*	3,169,880
98,000	U.S. Foods Holding Corp.*	7,753,760
		10,923,640
Containers & Packaging 4.6%
20,000	Avery Dennison Corp.	3,554,600
43,000	Ball Corp.	2,303,940
230,000	Graphic Packaging Holding Co.	5,110,600
		10,969,140
Electric Utilities 3.0%
56,000	Alliant Energy Corp.	3,484,880
50,000	NextEra Energy, Inc.	3,532,000
		7,016,880
Electrical Equipment 1.9%
9,000	nVent Electric PLC	592,200
12,500	Rockwell Automation, Inc.	3,944,375
		4,536,575
Financial Services 6.9%
45,000	Apollo Global Management, Inc.	5,881,050
21,000	Berkshire Hathaway, Inc. Class B*	10,583,160
		16,464,210
Number of Shares		Value
Food Products 1.6%
55,000	Mondelez International, Inc. Class A	$3,711,950
Ground Transportation 2.1%
85,000	CSX Corp.	2,685,150
27,000	Uber Technologies, Inc.*	2,272,320
		4,957,470
Health Care Providers & Services 2.7%
17,000	HCA Healthcare, Inc.	6,483,630
Hotels, Restaurants & Leisure 5.9%
163,000	Aramark	6,601,500
575	Booking Holdings, Inc.	3,173,384
13,500	McDonald's Corp.	4,236,975
		14,011,859
Household Products 0.4%
4,000	WD-40 Co.	974,520
Insurance 2.7%
15,000	Chubb Ltd.	4,458,000
7,000	Progressive Corp.	1,994,510
		6,452,510
Interactive Media & Services 5.5%
53,000	Alphabet, Inc. Class C	9,161,050
6,000	Meta Platforms, Inc. Class A	3,884,940
		13,045,990
Life Sciences Tools & Services 1.4%
17,500	Danaher Corp.	3,323,250
Machinery 3.3%
14,500	Nordson Corp.	3,073,855
24,000	Westinghouse Air Brake Technologies Corp.	4,855,680
		7,929,535
Oil, Gas & Consumable Fuels 1.7%
38,000	EOG Resources, Inc.	4,125,660
Professional Services 2.9%
42,000	TransUnion	3,596,460
10,500	Verisk Analytics, Inc.	3,298,470
		6,894,930
Semiconductors & Semiconductor Equipment 5.1%
4,000	ASML Holding NV	2,947,080
25,000	Broadcom, Inc.	6,051,750
21,000	QUALCOMM, Inc.	3,049,200
		12,048,030
Software 8.5%
29,000	Microsoft Corp.	13,350,440
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
41,000	Oracle Corp.	$6,786,730
		20,137,170
Specialty Retail 2.8%
15,000	Lowe's Cos., Inc.	3,385,950
25,000	TJX Cos., Inc.	3,172,500
		6,558,450
Technology Hardware, Storage & Peripherals 4.5%
53,000	Apple, Inc.	10,645,050
Wireless Telecommunication Services 2.7%
27,000	T-Mobile U.S., Inc.	6,539,400
Total Common Stocks (Cost $149,692,687)		237,644,795
Number of Shares		Value

Short-Term Investments 0.4%
Investment Companies 0.4%
1,021,458	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(a) (Cost $1,021,458)	$1,021,458
Total Investments 100.4% (Cost $150,714,145)		238,666,253
Liabilities Less Other Assets (0.4)%		(1,067,385)
Net Assets 100.0%		$237,598,868

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$237,644,795	$—	$—	$237,644,795
Short-Term Investments	—	1,021,458	—	1,021,458
Total Investments	$237,644,795	$1,021,458	$—	$238,666,253

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 98.5%
Apartments 10.1%
181,419	AvalonBay Communities, Inc.	$37,512,007
131,116	Camden Property Trust	15,404,819
409,870	UDR, Inc.	16,980,914
		69,897,740
Data Centers 9.7%
95,904	Digital Realty Trust, Inc.	16,449,454
57,359	Equinix, Inc.	50,981,827
		67,431,281
Free Standing 5.8%
180,489	Agree Realty Corp.	13,590,822
546,596	Essential Properties Realty Trust, Inc.	17,764,370
152,952	Realty Income Corp.	8,660,142
		40,015,334
Gaming 1.4%
206,229	Gaming & Leisure Properties, Inc.	9,630,894
Health Care 15.2%
277,340	American Healthcare REIT, Inc.	9,690,260
188,461	Omega Healthcare Investors, Inc.	6,973,057
473,273	Ventas, Inc.	30,421,988
374,502	Welltower, Inc.	57,778,169
		104,863,474
Industrial 9.0%
40,372	EastGroup Properties, Inc.	6,845,073
438,580	Prologis, Inc.	47,629,788
229,530	Rexford Industrial Realty, Inc.	8,088,637
		62,563,498
Manufactured Homes 5.5%
152,960	Equity LifeStyle Properties, Inc.	9,723,667
226,870	Sun Communities, Inc.	28,004,833
		37,728,500
Office 2.1%
376,918	Cousins Properties, Inc.	10,580,088
2,222,435	Hudson Pacific Properties, Inc.	4,133,729
		14,713,817
Number of Shares		Value
Regional Malls 4.3%
480,076	Macerich Co.	$7,767,630
135,854	Simon Property Group, Inc.	22,153,712
		29,921,342
Self Storage 6.9%
105,636	Extra Space Storage, Inc.	15,966,881
102,870	Public Storage	31,726,137
		47,693,018
Shopping Centers 5.1%
90,519	Federal Realty Investment Trust	8,642,754
544,561	InvenTrust Properties Corp.	15,296,718
523,683	Kimco Realty Corp.	11,133,501
		35,072,973
Single Family Homes 5.4%
305,117	American Homes 4 Rent Class A	11,548,678
765,370	Invitation Homes, Inc.	25,792,969
		37,341,647
Specialty 2.0%
138,297	Iron Mountain, Inc.	13,651,297
Telecommunications 14.5%
286,642	American Tower Corp.	61,527,705
81,500	Crown Castle, Inc.	8,178,525
133,428	SBA Communications Corp.	30,940,619
		100,646,849
Timber 1.5%
393,508	Weyerhaeuser Co.	10,195,792
Total Common Stocks (Cost $694,993,393)		681,367,456

Short-Term Investments 1.5%
Investment Companies 1.5%
10,248,151	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(a) (Cost $10,248,151)	10,248,151
Total Investments 100.0% (Cost $705,241,544)		691,615,607
Other Assets Less Liabilities 0.0%‡		126,634
Net Assets 100.0%		$691,742,241

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$681,367,456	$—	$—	$681,367,456
Short-Term Investments	—	10,248,151	—	10,248,151
Total Investments	$681,367,456	$10,248,151	$—	$691,615,607

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 95.6%
Aerospace & Defense 3.1%
21,623	BWX Technologies, Inc.	$2,715,849
8,898	Curtiss-Wright Corp.	3,916,099
39,671	Loar Holdings, Inc.*	3,453,360
126,335	Rocket Lab Corp.*	3,384,515
		13,469,823
Automobile Components 1.9%
37,845	Dorman Products, Inc.*	4,893,737
37,201	Patrick Industries, Inc.	3,194,078
		8,087,815
Banks 1.0%
19,220	Pinnacle Financial Partners, Inc.	2,042,701
17,929	Wintrust Financial Corp.	2,140,902
		4,183,603
Biotechnology 10.0%
190,358	ADMA Biologics, Inc.*	3,776,703
92,629	Alkermes PLC*	2,835,374
160,710	ARS Pharmaceuticals, Inc.*(a)	2,319,045
12,083	Ascendis Pharma AS ADR*	1,967,596
32,437	Blueprint Medicines Corp.*	3,287,490
76,176	Bridgebio Pharma, Inc.*	2,609,028
107,528	Catalyst Pharmaceuticals, Inc.*	2,683,899
140,027	Halozyme Therapeutics, Inc.*	7,851,314
84,510	Insmed, Inc.*	5,892,882
58,411	Revolution Medicines, Inc.*	2,301,393
35,733	Rhythm Pharmaceuticals, Inc.*	2,191,505
23,133	Soleno Therapeutics, Inc.*	1,696,806
40,790	Twist Bioscience Corp.*	1,195,147
51,900	Vericel Corp.*	2,143,210
26,640	Xenon Pharmaceuticals, Inc.*	768,564
		43,519,956
Broadline Retail 1.0%
40,049	Ollie's Bargain Outlet Holdings, Inc.*	4,463,461
Building Products 2.7%
14,407	CSW Industrials, Inc.	4,405,516
201,693	Zurn Elkay Water Solutions Corp.	7,299,270
		11,704,786
Capital Markets 1.7%
130,943	StepStone Group, Inc. Class A	7,575,053
Chemicals 0.5%
22,410	Sensient Technologies Corp.	2,118,417
Number of Shares		Value
Commercial Services & Supplies 3.1%
70,409	Casella Waste Systems, Inc. Class A*	$8,252,639
22,049	Clean Harbors, Inc.*	5,000,493
		13,253,132
Communications Equipment 1.1%
107,337	Calix, Inc.*	4,963,263
Construction & Engineering 2.8%
108,266	API Group Corp.*	5,052,774
44,298	Arcosa, Inc.	3,821,589
42,400	Primoris Services Corp.	3,057,464
		11,931,827
Consumer Finance 0.9%
29,627	FirstCash Holdings, Inc.	3,789,590
Consumer Staples Distribution & Retail 4.3%
35,950	BJ's Wholesale Club Holdings, Inc.*	4,069,899
47,051	Chefs' Warehouse, Inc.*	3,000,913
65,687	Sprouts Farmers Market, Inc.*	11,354,655
		18,425,467
Diversified Consumer Services 1.9%
24,916	Bright Horizons Family Solutions, Inc.*	3,219,147
255,841	OneSpaWorld Holdings Ltd.	4,825,161
		8,044,308
Electrical Equipment 0.8%
52,361	nVent Electric PLC	3,445,354
Electronic Equipment, Instruments & Components 2.2%
54,958	Coherent Corp.*	4,156,474
22,590	Fabrinet*	5,260,533
		9,417,007
Financial Services 2.8%
41,834	Mr. Cooper Group, Inc.*	5,418,758
312,895	Remitly Global, Inc.*	6,683,437
		12,102,195
Food Products 0.4%
106,424	Nomad Foods Ltd.	1,862,420
Health Care Equipment & Supplies 3.7%
139,437	AtriCure, Inc.*	4,820,337
17,079	Glaukos Corp.*	1,610,379
52,975	Integer Holdings Corp.*	6,291,311
45,790	Lantheus Holdings, Inc.*	3,459,892
		16,181,919
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Health Care Providers & Services 5.6%
169,696	AdaptHealth Corp.*	$1,523,870
19,842	Encompass Health Corp.	2,398,898
41,754	Guardant Health, Inc.*	1,696,047
42,274	HealthEquity, Inc.*	4,253,187
3,600	Hinge Health, Inc. Class A*	139,824
120,503	Option Care Health, Inc.*	3,938,038
104,693	Privia Health Group, Inc.*	2,382,813
137,090	RadNet, Inc.*	7,881,304
		24,213,981
Health Care Technology 1.1%
114,678	Waystar Holding Corp.*	4,584,826
Hotels, Restaurants & Leisure 3.0%
66,543	Red Rock Resorts, Inc. Class A	3,198,722
44,849	Shake Shack, Inc. Class A*	5,820,952
11,300	Wingstop, Inc.	3,861,210
		12,880,884
Household Durables 1.1%
10,841	Cavco Industries, Inc.*	4,700,603
Insurance 3.1%
76,414	Baldwin Insurance Group, Inc.*	2,944,232
49,292	Palomar Holdings, Inc.*	8,452,099
25,539	RLI Corp.	1,963,183
		13,359,514
Life Sciences Tools & Services 0.7%
128,363	Stevanato Group SpA(a)	2,850,942
Machinery 4.3%
44,194	Esab Corp.	5,435,420
99,280	Mueller Industries, Inc.	7,730,933
37,374	SPX Technologies, Inc.*	5,684,212
		18,850,565
Marine Transportation 1.1%
44,891	Kirby Corp.*	4,966,740
Metals & Mining 1.7%
31,470	Carpenter Technology Corp.	7,395,450
Oil, Gas & Consumable Fuels 2.4%
55,500	DT Midstream, Inc.	5,813,070
216,973	Magnolia Oil & Gas Corp. Class A	4,664,920
		10,477,990
Passenger Airlines 0.4%
35,718	Alaska Air Group, Inc.*	1,819,118
Pharmaceuticals 1.6%
29,971	Corcept Therapeutics, Inc.*	2,324,551
85,257	Edgewise Therapeutics, Inc.*	1,217,470
Number of Shares		Value
Pharmaceuticals – cont'd
40,795	Verona Pharma PLC ADR*	$3,312,554
		6,854,575
Professional Services 1.9%
72,659	CBIZ, Inc.*	5,248,886
20,033	Huron Consulting Group, Inc.*	2,861,314
		8,110,200
Semiconductors & Semiconductor Equipment 3.1%
118,514	Credo Technology Group Holding Ltd.*	7,224,613
62,914	Lattice Semiconductor Corp.*	2,827,355
29,008	MACOM Technology Solutions Holdings, Inc.*	3,527,663
		13,579,631
Software 12.9%
114,011	Box, Inc. Class A*	4,311,896
248,515	Clearwater Analytics Holdings, Inc. Class A*	5,740,696
38,709	Commvault Systems, Inc.*	7,089,553
20,356	CyberArk Software Ltd.*	7,791,870
40,707	Descartes Systems Group, Inc.*	4,719,570
34,082	InterDigital, Inc.	7,404,655
18,825	Manhattan Associates, Inc.*	3,553,783
247,673	MARA Holdings, Inc.*(a)	3,497,143
94,926	Q2 Holdings, Inc.*	8,307,924
351,561	SoundHound AI, Inc. Class A*	3,554,282
		55,971,372
Specialty Retail 0.8%
161,888	Warby Parker, Inc. Class A*	3,427,169
Technology Hardware, Storage & Peripherals 1.1%
118,862	IonQ, Inc.*	4,794,893
Trading Companies & Distributors 3.8%
101,826	Air Lease Corp.	5,866,196
32,872	Applied Industrial Technologies, Inc.	7,446,165
66,421	Rush Enterprises, Inc. Class A	3,297,803
		16,610,164
Total Common Stocks (Cost $377,429,591)		413,988,013

Short-Term Investments 5.5%
Investment Companies 5.5%
15,382,106	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27%(b)	15,382,106
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies – cont'd
8,699,633	State Street Navigator Securities Lending Government Money Market Portfolio, 4.31%(b)(c)	$8,699,633
Total Short-Term Investments (Cost $24,081,739)		24,081,739
Total Investments 101.1% (Cost $401,511,330)		438,069,752
Liabilities Less Other Assets (1.1)%		(4,951,447)
Net Assets 100.0%		$433,118,305

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2025. Total value of all such securities at May 31,
2025 amounted to $8,188,012, collateralized by cash collateral of $8,699,633 and non-cash (U.S. Treasury
Securities) collateral of $67,233 for the Fund.

(b)	Represents 7-day effective yield as of May 31, 2025.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$413,988,013	$—	$—	$413,988,013
Short-Term Investments	—	24,081,739	—	24,081,739
Total Investments	$413,988,013	$24,081,739	$—	$438,069,752

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 93.5%
Banks 3.5%
644,563	Bank of America Corp.	$28,444,565
120,805	JPMorgan Chase & Co.	31,892,520
		60,337,085
Broadline Retail 8.6%
736,102	Amazon.com, Inc.*	150,908,271
Capital Markets 5.4%
453,691	Interactive Brokers Group, Inc. Class A	95,129,929
Communications Equipment 1.6%
327,264	Arista Networks, Inc.*	28,354,153
Consumer Finance 0.5%
46,449	Capital One Financial Corp.	8,785,828
Consumer Staples Distribution & Retail 1.2%
19,891	Costco Wholesale Corp.	20,690,220
Diversified Telecommunication Services 2.8%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	23,684,440
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	25,420,480
		49,104,920
Financial Services 12.8%
32	Berkshire Hathaway, Inc. Class A*	24,236,800
169,003	Berkshire Hathaway, Inc. Class B*	85,170,752
207,589	Fiserv, Inc.*	33,793,413
136,448	MasterCard, Inc. Class A	79,903,949
		223,104,914
Ground Transportation 1.0%
577,761	CSX Corp.	18,251,470
Health Care Equipment & Supplies 0.5%
51,432	Becton Dickinson & Co.	8,876,649
Health Care Providers & Services 5.9%
157,548	Cencora, Inc.	45,884,280
145,838	Cigna Group	46,178,144
53,657	DaVita, Inc.*	7,311,303
13,629	UnitedHealth Group, Inc.	4,114,731
		103,488,458
Hotels, Restaurants & Leisure 2.5%
1,252,264	Compass Group PLC	43,952,527
Number of Shares		Value
Household Products 1.4%
255,948	Colgate-Palmolive Co.	$23,787,807
Insurance 3.1%
189,171	Progressive Corp.	53,900,493
Interactive Media & Services 7.6%
778,797	Alphabet, Inc. Class A	133,750,597
IT Services 7.2%
358,660	GoDaddy, Inc. Class A*	65,329,919
1,541,554	Kyndryl Holdings, Inc.*	60,182,268
		125,512,187
Life Sciences Tools & Services 0.6%
51,028	Danaher Corp.	9,690,217
Machinery 1.0%
186,707	Otis Worldwide Corp.	17,802,513
Materials 1.3%
62,209	Sherwin-Williams Co.	22,321,211
Oil, Gas & Consumable Fuels 1.2%
831,579	Coterra Energy, Inc.	20,215,686
Pharmaceuticals 1.1%
61,490	Roche Holding AG	19,836,689
Semiconductors & Semiconductor Equipment 4.4%
288,094	Applied Materials, Inc.	45,158,735
173,137	Texas Instruments, Inc.	31,658,100
		76,816,835
Software 10.0%
36,603	Intuit, Inc.	27,579,262
319,919	Microsoft Corp.	147,277,911
		174,857,173
Specialty Retail 1.9%
42,862	Home Depot, Inc.	15,785,646
131,066	TJX Cos., Inc.	16,632,275
		32,417,921
Technology Hardware, Storage & Peripherals 2.3%
198,788	Apple, Inc.	39,926,570
Trading Companies & Distributors 4.1%
56,111	United Rentals, Inc.	39,747,910
29,768	W.W. Grainger, Inc.	32,374,486
		72,122,396

Total Common Stocks (Cost $752,842,724)		1,633,942,719
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 2.2%
Diversified Telecommunication Services 2.2%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	$39,055,350
Principal Amount

Short-Term Investments 4.1%
Certificates of Deposit 0.0%‡
$100,000	Carver Federal Savings Bank, 3.92%, due 6/23/2025	100,000
250,000	Self Help Credit Union, 0.10%, due 8/16/2025	250,000
250,000	Self Help Federal Credit Union, 0.10%, due 6/1/2025	250,000
		600,000
Number of Shares		Value
Investment Companies 4.1%
71,726,892	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(c)	$71,726,892
Total Short-Term Investments (Cost $72,326,892)		72,326,892
Total Investments 99.8% (Cost $842,269,526)		1,745,324,961
Other Assets Less Liabilities 0.2%		2,625,738
Net Assets 100.0%		$1,747,950,699

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2025 amounted to $88,160,270, which represents 5.0% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2025.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2025 amounted to $88,160,270, which represents 5.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2025	Fair Value Percentage of Net Assets as of 5/31/2025
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$39,055,350	2.2%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	23,684,440	1.4%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	25,420,480	1.4%
Total		$38,599,902	$88,160,270	5.0%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$49,104,920	$49,104,920
Other Common Stocks#	1,584,837,799	—	—	1,584,837,799
Total Common Stocks	1,584,837,799	—	49,104,920	1,633,942,719
Preferred Stocks#	—	—	39,055,350	39,055,350
Short-Term Investments	—	72,326,892	—	72,326,892
Total Investments	$1,584,837,799	$72,326,892	$88,160,270	$1,745,324,961

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2025
Investments in Securities:
Common Stocks(1)	$29,728	$—	$—	$19,377	$—	$—	$—	$—	$49,105	$19,377
Preferred Stocks(1)	23,644	—	—	15,411	—	—	—	—	39,055	15,411
Total	$53,372	$—	$—	$34,788	$—	$—	$—	$—	$88,160	$34,788

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$49,104,920	Market Approach	Transaction Price	$185.00	$185.00	Increase
Preferred Stocks	39,055,350	Market Approach	Transaction Price	$185.00	$185.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
May 31, 2025

Number of Shares		Value
Common Stocks 98.6%
Automobile Components 1.8%
3,664	Aptiv PLC*	$244,792
Building Products 4.9%
1,582	Trane Technologies PLC	680,687
Capital Markets 2.7%
2,095	Intercontinental Exchange, Inc.	376,681
Chemicals 4.1%
1,863	Ecolab, Inc.	494,850
150	Linde PLC	70,137
		564,987
Commercial Services & Supplies 3.7%
920	Republic Services, Inc.	236,707
2,758	Veralto Corp.	278,640
		515,347
Communications Equipment 4.2%
1,423	Motorola Solutions, Inc.	591,086
Construction & Engineering 0.5%
674	Stantec, Inc.	69,382
Containers & Packaging 4.7%
3,301	Ball Corp.	176,868
21,729	Graphic Packaging Holding Co.	482,818
		659,686
Electric Utilities 3.2%
6,341	NextEra Energy, Inc.	447,928
Electrical Equipment 1.8%
3,715	nVent Electric PLC	244,447
Electronic Equipment, Instruments & Components 3.6%
2,565	Coherent Corp.*	193,991
4,340	Trimble, Inc.*	309,312
		503,303
Financial Services 1.2%
6,819	HA Sustainable Infrastructure Capital, Inc.	170,816
Food Products 1.1%
4,370	Simply Good Foods Co.*	150,809
Ground Transportation 6.6%
4,040	Canadian Pacific Kansas City Ltd.	329,866
11,556	CSX Corp.	365,054
2,730	Uber Technologies, Inc.*	229,757
		924,677
Number of Shares		Value
Health Care Equipment & Supplies 7.2%
7,684	Baxter International, Inc.	$234,362
4,966	Boston Scientific Corp.*	522,721
997	STERIS PLC	244,474
		1,001,557
Health Care Providers & Services 3.0%
1,096	HCA Healthcare, Inc.	418,003
Household Durables 1.0%
1,156	D.R. Horton, Inc.	136,477
Household Products 1.0%
1,040	Clorox Co.	137,155
Independent Power and Renewable Electricity Producers 3.7%
17,412	Brookfield Renewable Corp.	511,739
Life Sciences Tools & Services 3.5%
1,293	Danaher Corp.	245,541
592	Thermo Fisher Scientific, Inc.	238,469
		484,010
Machinery 13.1%
732	Deere & Co.	370,583
6,573	Pentair PLC	651,910
2,775	Westinghouse Air Brake Technologies Corp.	561,438
1,878	Xylem, Inc.	236,703
		1,820,634
Personal Care Products 1.2%
2,667	BellRing Brands, Inc.*	167,888
Pharmaceuticals 3.4%
471	Eli Lilly & Co.	347,442
1,689	Merck & Co., Inc.	129,783
		477,225
Professional Services 2.7%
1,189	Verisk Analytics, Inc.	373,512
Semiconductors & Semiconductor Equipment 8.1%
984	Analog Devices, Inc.	210,556
1,348	Broadcom, Inc.	326,310
3,319	NVIDIA Corp.	448,497
3,400	ON Semiconductor Corp.*	142,868
		1,128,231
Software 6.6%
1,628	Docusign, Inc.*	144,257
392	Intuit, Inc.	295,360
895	Palo Alto Networks, Inc.*	172,216
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
544	Tyler Technologies, Inc.*	$313,883
		925,716

Total Common Stocks (Cost $11,154,975)		13,726,775
Rights 0.0%‡
Health Care Equipment & Supplies 0.0%‡
248	Contra Abiomed, Inc., CVR*(a) (Cost $253)	397

Short-Term Investments 1.6%
Number of Shares		Value
Investment Companies 1.6%
224,850	State Street Institutional Treasury Money Market Fund Premier Class, 4.22%(b) (Cost $224,850)	$224,850
Total Investments 100.2% (Cost $11,380,078)		13,952,022
Liabilities Less Other Assets (0.2)%		(27,329)
Net Assets 100.0%		$13,924,693

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Represents 7-day effective yield as of May 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$13,726,775	$—	$—	$13,726,775
Rights#,(b)	—	—	397	397
Short-Term Investments	—	224,850	—	224,850
Total Investments	$13,726,775	$224,850	$397	$13,952,022

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2025
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund* and Neuberger Berman U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, participatory notes, preferred stocks, warrants, rights, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap Growth and Large Cap Growth expects to remain its sole member.
As of May 31, 2025, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,139,631	0.0%
* The Board has approved a proposal to change the name of Neuberger Berman Sustainable Equity Fund to Neuberger Berman Quality Equity Fund as well as corresponding changes to the 80% investment policy and principal investment strategy. These changes will be effective July 28, 2025.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend

Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth